First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 27.8%
	Banks – 6.3%
310,492	Banc of California, Inc., Series E	7.00%	(a)	$8,420,543
205,597	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (b)	4.00%	(a)	4,712,283
302,984	Bank of America Corp., Series CC	6.20%	(a)	7,989,688
265,073	Bank of America Corp., Series HH	5.88%	(a)	7,127,813
796,176	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.64%	10/30/40	21,655,987
218,958	Citigroup, Inc., Series K (c)	6.88%	(a)	6,240,303
103,299	Fifth Third Bancorp, Series I (c)	6.63%	(a)	2,909,933
60,720	FNB Corp. (c)	7.25%	(a)	1,756,022
2,278,670	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.30%	02/15/40	60,065,741
893,792	Huntington Bancshares, Inc., Series D	6.25%	(a)	23,560,357
250,721	ING Groep N.V.	6.13%	(a)	6,523,761
1,035	JPMorgan Chase & Co., Series DD	5.75%	(a)	28,680
94,005	KeyCorp, Series E (c)	6.13%	(a)	2,735,546
50,000	KeyCorp, Series G	5.63%	(a)	1,308,500
741,900	MB Financial, Inc., Series C	6.00%	(a)	19,600,998
856,320	People’s United Financial, Inc., Series A (c)	5.63%	(a)	23,052,134
474,241	Regions Financial Corp., Series A	6.38%	(a)	12,135,827
94,783	Synovus Financial Corp., Series D (c)	6.30%	(a)	2,523,124
617,171	Synovus Financial Corp., Series E (c)	5.88%	(a)	15,947,699
98,921	Valley National Bancorp, Series A (c)	6.25%	(a)	2,786,605
129,041	Valley National Bancorp, Series B (c)	5.50%	(a)	3,358,937
212,492	Wells Fargo & Co., Series V	6.00%	(a)	5,541,791
57,578	Western Allliance Bancorp	6.25%	07/01/56	1,545,969
288,053	Wintrust Financial Corp., Series D (c) (d)	6.50%	(a)	8,244,077
				249,772,318
	Capital Markets – 3.2%
199,483	Affiliated Managers Group, Inc.	5.88%	03/30/59	5,280,315
333,261	Apollo Global Management, LLC, Series B	6.38%	(a)	8,948,058
700,434	Apollo Investment Corp.	6.88%	07/15/43	17,650,937
7,118	Ares Management Corp., Series A	7.00%	(a)	190,051
679,710	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(a)	19,398,923
333,051	Morgan Stanley, Series E (c)	7.13%	(a)	9,488,623
1,421,042	Morgan Stanley, Series F (c)	6.88%	(a)	39,746,545
184,331	Oaktree Capital Group LLC, Series A	6.63%	(a)	4,943,757
318,730	Oaktree Capital Group LLC, Series B	6.55%	(a)	8,545,151
446,502	State Street Corp., Series G (c)	5.35%	(a)	11,988,579
123,228	Stifel Financial Corp., Series A	6.25%	(a)	3,436,829
				129,617,768
	Diversified Financial Services – 0.6%
862,994	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	23,646,036
	Diversified Telecommunication Services – 1.2%
868,065	Qwest Corp.	6.88%	10/01/54	22,222,464
47,515	Qwest Corp.	6.63%	09/15/55	1,218,760
303,825	Qwest Corp.	6.50%	09/01/56	7,486,248
711,259	Qwest Corp.	6.75%	06/15/57	18,108,654
				49,036,126
	Electric Utilities – 0.6%
233,228	NextEra Energy Capital Holdings, Inc., Series N	5.65%	03/01/79	6,320,479
208,120	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	5,307,060
249,164	SCE Trust V, Series K (c)	5.45%	(a)	6,102,026
97,059	Southern (The) Co.	6.25%	10/15/75	2,550,711

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
75,140	Southern (The) Co.	5.25%	12/01/77	$1,988,204
				22,268,480
	Equity Real Estate Investment Trusts – 2.8%
465,662	American Homes 4 Rent, Series D	6.50%	(a)	12,828,988
910,475	American Homes 4 Rent, Series E	6.35%	(a)	25,001,643
367,797	Colony Capital, Inc., Series E	8.75%	(a)	9,485,485
40,493	Colony Capital, Inc., Series I	7.15%	(a)	957,255
563,074	Colony Capital, Inc., Series J	7.13%	(a)	13,294,177
398,372	Digital Realty Trust, Inc., Series K	5.85%	(a)	10,521,005
238,994	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(a)	5,733,466
275,014	Global Net Lease, Inc., Series A	7.25%	(a)	7,040,358
7,398	Taubman Centers, Inc., Series J	6.50%	(a)	190,868
79,885	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	2,152,901
1,020,460	VEREIT, Inc., Series F	6.70%	(a)	26,144,185
				113,350,331
	Food Products – 1.1%
658,798	CHS, Inc., Series 2 (c)	7.10%	(a)	17,807,310
704,741	CHS, Inc., Series 3 (c)	6.75%	(a)	18,541,736
300,880	CHS, Inc., Series 4	7.50%	(a)	8,238,094
				44,587,140
	Gas Utilities – 0.1%
121,847	Spire, Inc., Series A	5.90%	(a)	3,365,414
	Insurance – 5.0%
476,348	Aegon N.V.	6.38%	(a)	12,408,865
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,118,481
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,910,584
57,803	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,458,370
977,107	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	26,655,479
105,879	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	2,885,203
1,232,795	Athene Holding Ltd., Series A (c)	6.35%	(a)	33,679,959
28,484	Berkley (WR) Corp.	5.75%	06/01/56	753,117
532,767	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.71%	05/15/37	11,987,258
1,048,282	Enstar Group Ltd., Series D (c)	7.00%	(a)	27,768,990
560,306	Global Indemnity Ltd. (d)	7.75%	08/15/45	14,539,941
471,073	Global Indemnity Ltd.	7.88%	04/15/47	12,624,756
316,244	National General Holdings Corp.	7.63%	09/15/55	8,424,740
122,773	National General Holdings Corp., Series C	7.50%	(a)	2,972,334
320,197	PartnerRe Ltd., Series H	7.25%	(a)	8,696,551
227,751	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,791,295
791,847	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	22,171,716
				199,847,639
	Mortgage Real Estate Investment Trusts – 1.4%
315,328	AGNC Investment Corp., Series C (c)	7.00%	(a)	8,141,769
250,000	AGNC Investment Corp., Series D (c)	6.88%	(a)	6,397,500
469,175	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	12,067,181
188,203	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	5,087,127
179,150	Invesco Mortgage Capital, Inc., Series C (c)	7.50%	(a)	4,636,402
163,189	MFA Financial, Inc.	8.00%	04/15/42	4,259,233
311,982	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	8,080,333
296,149	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	7,462,955
				56,132,500

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities – 2.3%
553,318	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	$15,304,776
860,000	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	23,048,000
158,988	CMS Energy Corp.	5.88%	10/15/78	4,384,889
255,085	CMS Energy Corp.	5.88%	03/01/79	6,971,473
764,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	20,306,847
539,447	Just Energy Group, Inc., Series A (c)	8.50%	(a)	12,623,060
336,000	NiSource, Inc., Series B (c)	6.50%	(a)	9,226,560
				91,865,605
	Oil, Gas & Consumable Fuels – 1.3%
491,409	Enbridge, Inc., Series B (c)	6.38%	04/15/78	13,164,847
14,073	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	341,974
58,905	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	1,444,940
807,180	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	20,074,566
571,827	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	9.04%	01/15/43	14,850,347
				49,876,674
	Thrifts & Mortgage Finance – 0.6%
915,543	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	25,589,427
	Trading Companies & Distributors – 0.5%
755,947	Air Lease Corp., Series A (c)	6.15%	(a)	20,342,534
	Wireless Telecommunication Services – 0.8%
277,438	United States Cellular Corp.	7.25%	12/01/63	7,440,887
945,129	United States Cellular Corp.	7.25%	12/01/64	25,376,714
				32,817,601
	Total $25 Par Preferred Securities			1,112,115,593
	(Cost $1,080,299,987)
$100 PAR PREFERRED SECURITIES – 1.2%
	Banks – 0.7%
67,820	AgriBank FCB (c)	6.88%	(a)	7,333,038
59,400	CoBank ACB, Series F (c)	6.25%	(a)	6,296,400
19,974	CoBank ACB, Series G	6.13%	(a)	2,057,322
25,008	CoBank ACB, Series H (c)	6.20%	(a)	2,644,596
91,315	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	9,839,191
				28,170,547
	Consumer Finance – 0.5%
344,406	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.11%	(a)	20,003,100
	Total $100 Par Preferred Securities			48,173,647
	(Cost $47,589,987)
$1,000 PAR PREFERRED SECURITIES – 1.4%
	Banks – 1.1%
39,800	Farm Credit Bank of Texas, Series 1	10.00%	(a)	43,431,750
	Diversified Financial Services – 0.1%
4,500	Compeer Financial ACA (c) (f)	6.75%	(a)	4,680,000
	Oil, Gas & Consumable Fuels – 0.2%
10,000	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (g)	6.42%	08/18/57	8,789,050
	Total $1,000 Par Preferred Securities			56,900,800
	(Cost $61,357,900)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 65.6%
	Banks – 35.4%
$31,464,000	Australia & New Zealand Banking Group Ltd. (c) (f) (h)	6.75%	(a)	$34,715,962
9,000,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	8,501,850
18,500,000	Banco Mercantil del Norte S.A. (c) (f) (h)	6.75%	(a)	18,500,000
9,000,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.50%	(a)	9,092,250
8,500,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.63%	(a)	8,742,250
10,600,000	Banco Mercantil del Norte S.A. (c) (f) (h)	5.75%	10/04/31	10,441,106
32,400,000	Banco Santander S.A. (c) (h)	7.50%	(a)	34,595,651
24,100,000	Bank of America Corp., Series JJ (c)	5.13%	(a)	24,402,455
5,300,000	Bank of America Corp., Series V, 3 Mo. LIBOR + 3.39% (b)	5.80%	(a)	5,317,384
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,368,513
5,212,000	Bank of America Corp., Series Z (c)	6.50%	(a)	5,803,380
566	Barclays PLC (c) (h)	6.63%	(a)	567
5,850,000	Barclays PLC (c) (h)	7.75%	(a)	5,963,870
55,310,000	Barclays PLC (c) (h)	7.88%	(a)	57,673,949
44,000,000	Barclays PLC (c) (h)	8.00%	(a)	46,244,660
2,100,000	BNP Paribas S.A. (c) (f) (h)	6.63%	(a)	2,190,751
20,961,000	BNP Paribas S.A. (c) (f) (h)	6.75%	(a)	21,912,525
10,950,000	BNP Paribas S.A. (c) (f) (h)	7.38%	(a)	12,136,487
37,000,000	BNP Paribas S.A. (c) (f) (h)	7.63%	(a)	39,002,810
12,000,000	Citigroup, Inc. (c)	5.90%	(a)	12,561,420
23,000,000	Citigroup, Inc., Series O (c)	5.88%	(a)	23,324,185
12,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	12,805,260
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(a)	4,076,060
8,000,000	Citigroup, Inc., Series R (c)	6.13%	(a)	8,261,200
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	38,260,846
10,116,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(a)	10,193,944
20,474,000	CoBank ACB, Series I (c)	6.25%	(a)	22,111,920
9,300,000	Credit Agricole S.A. (c) (f) (h)	6.88%	(a)	9,829,774
50,100,000	Credit Agricole S.A. (c) (f) (h)	7.88%	(a)	55,434,397
2,000,000	Credit Agricole S.A. (c) (h)	7.88%	(a)	2,212,950
36,400,000	Credit Agricole S.A. (c) (f) (h)	8.13%	(a)	42,269,500
32,713,000	Danske Bank A.S. (c) (h)	6.13%	(a)	32,449,170
3,600,000	DNB Bank ASA (c) (h)	5.75%	(a)	3,636,223
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (f)	6.20%	(a)	7,982,177
2,000,000	HBOS Capital Funding L.P.	6.85%	(a)	2,043,760
37,119,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	39,112,847
22,179,000	ING Groep N.V. (c) (h)	6.50%	(a)	23,221,413
47,583,000	ING Groep N.V. (c) (h)	6.88%	(a)	50,081,583
41,425,000	Intesa Sanpaolo S.p.A. (c) (f) (h)	7.70%	(a)	41,305,075
21,300,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(a)	21,539,625
21,623,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	5.74%	(a)	21,763,982
37,404,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	5.64%	(a)	37,488,159
18,651,000	JPMorgan Chase & Co., Series Z (c)	5.30%	(a)	18,841,520
12,100,000	Lloyds Bank PLC (c) (f)	12.00%	(a)	14,792,081
14,088,000	Lloyds Bank PLC (c)	12.00%	(a)	17,222,383
19,600,000	Lloyds Banking Group PLC (c) (h)	6.75%	(a)	20,188,000
37,681,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	39,589,543
25,300,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	26,510,731
12,000,000	M&T Bank Corp., Series G (c)	5.00%	(a)	12,210,000
26,000,000	Nordea Bank Abp (c) (f) (h)	6.63%	(a)	27,751,230
46,025,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	49,419,344
44,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	47,661,375
2,400,000	Skandinaviska Enskilda Banken AB (c) (h)	5.63%	(a)	2,435,246
44,100,000	Societe Generale S.A. (c) (f) (h)	7.38%	(a)	46,029,375
16,800,000	Societe Generale S.A. (c) (f) (h)	7.88%	(a)	17,988,012

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$20,000,000	Societe Generale S.A. (c) (h)	7.88%	(a)	$21,414,300
20,000,000	Standard Chartered PLC (c) (f) (h)	7.50%	(a)	21,240,000
25,000,000	Standard Chartered PLC (c) (f) (h)	7.75%	(a)	26,892,875
13,600,000	Swedbank AB (c) (h)	6.00%	(a)	13,777,929
43,450,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	43,797,600
12,000,000	UniCredit S.p.A. (c) (f)	5.86%	06/19/32	12,138,822
5,200,000	UniCredit S.p.A. (c) (f)	7.30%	04/02/34	5,794,971
42,877,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.18%	(a)	43,198,577
7,000,000	Zions Bancorp NA, Series J (c)	7.20%	(a)	7,547,505
				1,414,013,309
	Capital Markets – 4.9%
5,175,000	Credit Suisse Group AG (c) (h)	7.13%	(a)	5,481,075
9,000,000	Credit Suisse Group AG (c) (f) (h)	7.25%	(a)	9,637,695
39,138,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	43,276,648
34,200,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	36,361,953
23,098,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	24,772,605
19,045,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	19,216,691
16,300,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	16,850,125
3,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	3,109,050
16,820,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	17,947,192
18,750,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	20,649,225
				197,302,259
	Consumer Finance – 0.2%
6,500,000	American Express Co., Series C (c)	4.90%	(a)	6,546,995
	Diversified Financial Services – 0.7%
25,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	27,012,693
	Diversified Telecommunication Services – 1.2%
11,882,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	12,695,679
32,910,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	35,163,677
				47,859,356
	Electric Utilities – 6.2%
108,343,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	117,987,694
74,468,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	87,127,560
28,783,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	4.99%	03/30/67	26,135,540
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	14,866,961
				246,117,755
	Energy Equipment & Services – 0.7%
28,397,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	29,825,369
	Food Products – 2.1%
7,700,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	7,244,930
23,748,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	26,419,650
8,000,000	Land O’Lakes, Inc. (f)	7.00%	(a)	7,605,000
9,720,000	Land O’Lakes, Inc. (f)	7.25%	(a)	9,379,800
31,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	32,007,500
				82,656,880
	Insurance – 6.9%
25,677,000	Asahi Mutual Life Insurance Co. (c)	6.50%	(a)	26,861,199
12,900,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	13,705,479
36,200,000	Assurant, Inc. (c)	7.00%	03/27/48	38,879,524

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$49,197,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (f)	5.28%	(a)	$49,271,779
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b)	5.28%	(a)	1,101,672
8,983,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b)	4.90%	05/15/37	8,267,459
13,700,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	14,542,824
4,020,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	4,463,957
26,650,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	4.64%	02/12/47	23,092,758
6,230,000	La Mondiale SAM (c)	5.88%	01/26/47	6,623,611
465,000	Liberty Mutual Group, Inc. (c) (f)	10.75%	06/15/58	716,807
25,440,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	27,768,269
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,753,322
21,900,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	24,342,288
605,000	QBE Insurance Group Ltd. (c)	7.50%	11/24/43	672,470
19,299,000	QBE Insurance Group Ltd. (c)	6.75%	12/02/44	21,161,740
3,655,000	Sumitomo Life Insurance Co. (c) (f)	6.50%	09/20/73	4,071,743
6,000,000	VIVAT N.V. (c)	6.25%	(a)	6,030,000
				276,326,901
	Metals & Mining – 1.7%
11,673,000	BHP Billiton Finance USA Ltd. (c) (f)	6.25%	10/19/75	12,157,663
49,373,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	57,471,160
				69,628,823
	Multi-Utilities – 1.4%
31,813,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	33,194,161
22,600,000	NiSource, Inc. (c)	5.65%	(a)	22,499,091
				55,693,252
	Oil, Gas & Consumable Fuels – 3.3%
17,675,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	16,702,875
16,367,000	Enbridge, Inc. (c)	5.50%	07/15/77	16,342,122
37,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	38,562,510
38,138,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	39,530,800
29,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	5.60%	11/01/66	22,536,900
				133,675,207
	Transportation Infrastructure – 0.9%
33,200,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	35,358,000
	Total Capital Preferred Securities			2,622,016,799
	(Cost $2,603,282,138)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	13,874,659
	(Cost $13,971,440)

Total Investments – 96.4%	3,853,081,498
(Cost $3,806,501,452) (i)
Net Other Assets and Liabilities – 3.6%	145,221,130
Net Assets – 100.0%	$3,998,302,628

(a)	Perpetual maturity.
(b)	Floating or variable rate security.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”).
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $989,746,798 or 24.8% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2019, securities noted as such amounted to $1,150,426,018 or 28.8% of net assets. Of these securities, 4.1% originated in emerging markets, and 95.9% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $87,228,598 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,648,552. The net unrealized appreciation was $46,580,046.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 249,772,318	$ 230,171,320	$ 19,600,998	$ —
Insurance	199,847,639	175,040,021	24,807,618	—
Multi-Utilities	91,865,605	71,558,758	20,306,847	—
Other industry categories*	570,630,031	570,630,031	—	—
$100 Par Preferred Securities:
Banks	28,170,547	—	28,170,547	—
Consumer Finance	20,003,100	20,003,100	—	—
$1,000 Par Preferred Securities*	56,900,800	—	56,900,800	—
Capital Preferred Securities*	2,622,016,799	—	2,622,016,799	—
Corporate Bonds and Notes*	13,874,659	—	13,874,659	—
Total Investments	$ 3,853,081,498	$ 1,067,403,230	$ 2,785,678,268	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Restricted Securities
As of July 31, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-08/10/17	$7,700,000	$94.09	$7,898,000	$7,244,930	0.18%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	$13,700,000	106.15	13,719,031	14,542,824	0.37
Kinder Morgan GP, Inc., 6.42%, 08/18/57	03/21/17-10/16/17	10,000	878.91	9,215,000	8,789,050	0.22
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	$23,748,000	111.25	26,262,817	26,419,650	0.66
				$57,094,848	$56,996,454	1.43%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 97.0%
	Banks – 43.6%
$2,600,000	Australia & New Zealand Banking Group Ltd. (a) (b) (c)	6.75%	(d)	$2,868,723
200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	6.13%	(d)	188,930
2,200,000	Banco Mercantil del Norte S.A. (a) (b) (c)	6.75%	(d)	2,200,000
400,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.50%	(d)	404,100
3,000,000	Banco Santander S.A. (b) (c)	7.50%	(d)	3,203,301
1,300,000	Bank of America Corp., Series JJ (c)	5.13%	(d)	1,316,315
256,000	Bank of America Corp., Series V, 3 Mo. LIBOR + 3.39% (e)	5.80%	(d)	256,840
1,400,000	Bank of America Corp., Series X (c)	6.25%	(d)	1,523,501
700,000	Bank of America Corp., Series Z (c)	6.50%	(d)	779,426
400,000	Barclays PLC (b) (c)	7.75%	(d)	407,786
2,450,000	Barclays PLC (b) (c)	7.88%	(d)	2,554,713
3,000,000	Barclays PLC (b) (c)	8.00%	(d)	3,153,045
1,200,000	BNP Paribas S.A. (a) (b) (c)	6.63%	(d)	1,251,858
1,000,000	BNP Paribas S.A. (a) (b) (c)	6.75%	(d)	1,045,395
800,000	BNP Paribas S.A. (a) (b) (c)	7.38%	(d)	886,684
1,081,000	BNP Paribas S.A. (a) (b) (c)	7.63%	(d)	1,139,515
1,416,000	Citigroup, Inc. (c)	5.90%	(d)	1,482,248
1,050,000	Citigroup, Inc., Series O (c)	5.88%	(d)	1,064,800
2,514,000	Citigroup, Inc., Series P (c)	5.95%	(d)	2,682,702
1,900,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(d)	1,914,639
723,000	CoBank ACB, Series I (c)	6.25%	(d)	780,840
300,000	Credit Agricole S.A. (a) (b) (c)	6.88%	(d)	317,090
2,600,000	Credit Agricole S.A. (a) (b) (c)	7.88%	(d)	2,876,835
1,000,000	Credit Agricole S.A. (b) (c)	7.88%	(d)	1,106,475
1,600,000	Credit Agricole S.A. (a) (b) (c)	8.13%	(d)	1,858,000
1,200,000	Danske Bank A.S. (b) (c)	6.13%	(d)	1,190,322
300,000	DNB Bank ASA (b) (c)	5.75%	(d)	303,019
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(d)	834,737
1,270,000	HSBC Holdings PLC (b) (c)	6.38%	(d)	1,338,218
1,400,000	ING Groep N.V. (b) (c)	6.50%	(d)	1,465,800
3,100,000	ING Groep N.V. (b) (c)	6.88%	(d)	3,262,781
1,300,000	Intesa Sanpaolo S.p.A. (a) (b) (c)	7.70%	(d)	1,296,236
1,800,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(d)	1,820,250
1,001,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (e)	5.74%	(d)	1,007,527
1,100,000	JPMorgan Chase & Co., Series R (c)	6.00%	(d)	1,158,537
3,440,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (e)	5.64%	(d)	3,447,740
1,250,000	Lloyds Bank PLC (c)	12.00%	(d)	1,528,107
200,000	Lloyds Banking Group PLC (b) (c)	6.75%	(d)	206,000
2,100,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	2,206,365
1,000,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	1,047,855
1,200,000	M&T Bank Corp., Series G (c)	5.00%	(d)	1,221,000
1,800,000	Nordea Bank Abp (a) (b) (c)	6.63%	(d)	1,921,239
2,050,000	Royal Bank of Scotland Group PLC (b) (c)	8.00%	(d)	2,201,187
2,800,000	Royal Bank of Scotland Group PLC (b) (c)	8.63%	(d)	2,985,500
200,000	Skandinaviska Enskilda Banken AB (b) (c)	5.63%	(d)	202,937
2,946,000	Societe Generale S.A. (a) (b) (c)	7.38%	(d)	3,074,887
500,000	Societe Generale S.A. (b) (c)	7.38%	(d)	521,875
1,221,000	Societe Generale S.A. (a) (b) (c)	7.88%	(d)	1,307,343
400,000	Societe Generale S.A. (b) (c)	7.88%	(d)	428,286
900,000	Standard Chartered PLC (a) (b) (c)	7.50%	(d)	955,800
1,400,000	Standard Chartered PLC (a) (b) (c)	7.75%	(d)	1,506,001
1,000,000	Swedbank AB (b) (c)	6.00%	(d)	1,013,083
1,700,000	UniCredit S.p.A. (b) (c)	8.00%	(d)	1,713,600
200,000	UniCredit S.p.A. (a) (c)	7.30%	04/02/34	222,883

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$700,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (e)	6.18%	(d)	$705,250
				79,358,126
	Capital Markets – 8.3%
250,000	Credit Suisse Group AG (a) (b) (c)	7.25%	(d)	267,714
500,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	552,873
2,300,000	Credit Suisse Group AG (b) (c)	7.50%	(d)	2,543,213
3,400,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	3,614,931
1,000,000	E*TRADE Financial Corp., Series A (c)	5.88%	(d)	1,072,500
2,192,000	Goldman Sachs Group (The), Inc., Series L, 3 Mo. LIBOR + 3.88% (e)	6.43%	(d)	2,200,220
900,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(d)	908,114
700,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(d)	723,625
1,500,000	UBS Group Funding Switzerland AG (b) (c)	6.88%	(d)	1,554,525
1,000,000	UBS Group Funding Switzerland AG (b) (c)	6.88%	(d)	1,067,015
200,000	UBS Group Funding Switzerland AG (b) (c)	7.00%	(d)	220,258
313,000	UBS Group Funding Switzerland AG (b) (c)	7.13%	(d)	327,341
				15,052,329
	Consumer Finance – 1.1%
2,000,000	American Express Co., Series C (c)	4.90%	(d)	2,014,460
	Diversified Financial Services – 2.3%
4,050,000	Voya Financial, Inc. (c)	5.65%	05/15/53	4,278,339
	Diversified Telecommunication Services – 1.4%
2,326,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	2,485,285
	Electric Utilities – 6.3%
5,675,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	6,180,188
3,500,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	4,095,000
800,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (e)	4.99%	03/30/67	726,416
400,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	414,555
				11,416,159
	Energy Equipment & Services – 1.7%
3,050,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	3,203,415
	Food Products – 1.1%
1,000,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	1,112,500
1,000,000	Land O’Lakes, Inc. (a)	7.25%	(d)	965,000
				2,077,500
	Insurance – 17.3%
3,000,000	Asahi Mutual Life Insurance Co. (c)	6.50%	(d)	3,138,357
1,300,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(d)	1,381,172
3,858,000	Assurant, Inc. (c)	7.00%	03/27/48	4,143,569
3,095,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (a) (e)	5.28%	(d)	3,099,705
1,000,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (e)	5.28%	(d)	1,001,520
700,000	Dai-ichi Life Insurance (The) Co., Ltd. (a) (c)	7.25%	(d)	749,735
630,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (e)	4.90%	05/15/37	579,817
1,400,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(d)	1,554,612
5,160,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (e)	4.64%	02/12/47	4,471,243
1,000,000	La Mondiale SAM (c)	5.88%	01/26/47	1,063,180
900,000	Liberty Mutual Group, Inc. (a) (c)	10.75%	06/15/58	1,387,368
350,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (e)	4.88%	05/17/66	291,032

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	7.00%	03/15/72	$1,855,584
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,071,775
1,500,000	QBE Insurance Group Ltd. (a) (c)	7.50%	11/24/43	1,667,280
200,000	QBE Insurance Group Ltd. (c)	7.50%	11/24/43	222,304
2,250,000	QBE Insurance Group Ltd. (c)	6.75%	12/02/44	2,467,170
375,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (e)	5.08%	12/15/65	333,750
1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	1,114,020
				31,593,193
	Metals & Mining – 1.9%
300,000	BHP Billiton Finance USA Ltd. (a) (c)	6.25%	10/19/75	312,456
2,700,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	3,142,854
				3,455,310
	Multi-Utilities – 4.1%
3,675,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(d)	3,834,550
3,581,000	NiSource, Inc. (c)	5.65%	(d)	3,565,011
				7,399,561
	Oil, Gas & Consumable Fuels – 5.3%
2,164,000	DCP Midstream Operating L.P. (a) (c)	5.85%	05/21/43	2,044,980
800,000	Enbridge, Inc. (c)	5.50%	07/15/77	798,784
300,000	Enbridge, Inc. (c)	6.25%	03/01/78	312,669
5,106,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	5,292,471
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (e)	5.60%	11/01/66	1,067,175
100,000	Energy Transfer Operating L.P., Series B (c)	6.63%	(d)	95,152
				9,611,231
	Transportation Infrastructure – 2.6%
4,400,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	4,686,000
	Total Capital Preferred Securities			176,630,908
	(Cost $174,915,456)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	198,209
	(Cost $198,926)

Total Investments – 97.1%	176,829,117
(Cost $175,114,382) (g)
Net Other Assets and Liabilities – 2.9%	5,272,013
Net Assets – 100.0%	$182,101,130

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $59,994,069 or 32.9% of net assets.
(b)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2019, securities noted as such amounted to $65,758,654 or 36.1% of net assets. Of these securities, 4.0% originated in emerging markets, and 96.0% originated in foreign markets.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Perpetual maturity.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,398,633 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,683,898. The net unrealized appreciation was $1,714,735.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 176,630,908	$ —	$ 176,630,908	$ —
Corporate Bonds and Notes*	198,209	—	198,209	—
Total Investments	$ 176,829,117	$—	$ 176,829,117	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$111.25	$1,121,982	$1,112,500	0.61%

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.7%
	Alabama – 2.5%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$251,960
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	589,905
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,332,221
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,048,608
5,570,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	6,226,202
1,530,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,659,683
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	504,955
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	373,721
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	512,131
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,041,758
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	776,398
100,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	125,060
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	621,576
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	594,290
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	119,804
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,119,061
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,839,200
				22,736,533
	Arizona – 1.2%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,477,029
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy Nevada Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	191,051
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	408,169
530,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	541,167
555,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	620,157
1,650,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	1,813,498
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts Arizona Projs, Ser C	5.00%	07/01/25	235,438
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	531,165
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	531,320
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,855,181
475,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	490,404
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	235,500
385,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	392,396
350,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	368,487
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	572,780

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	$314,276
				10,578,018
	Arkansas – 0.0%
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	410,620
	California – 6.7%
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,128,490
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	1,590,146
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	510,979
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	935,896
750,000	CA St	5.00%	08/01/32	934,995
850,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.25%	05/01/43	995,520
415,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	439,331
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	488,280
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	747,216
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	487,191
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	732,949
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	237,958
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	592,235
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,395,600
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,104,010
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,319,527
1,555,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,810,098
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	837,923
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs Apm Proj, Ser A, AMT	5.00%	06/30/28	809,426
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	230,058
1,000,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	1,159,020
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,092,370
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,531,695
4,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	4,390,250
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,325,940
500,000	CA St Ref, Ser C	5.00%	09/01/32	598,825
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	577,610
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	344,775
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	807,555
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,149,160
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	526,140
600,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	609,090
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	589,760
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	121,514

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	$235,441
300,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (a)	4.00%	06/01/21	306,213
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	449,428
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,494,087
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/39	202,732
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	583,580
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,612,742
2,885,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	3,229,238
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	227,638
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	950,507
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,016,471
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	51,678
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	477,156
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	113,421
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	385,778
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	209,151
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	178,511
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	172,035
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	195,170
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,980,163
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,318,380
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	558,395
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	606,637
500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	616,295
350,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	424,137
500,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	603,255
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,068,389
1,250,000	San Diego Cnty CA Regl Transprtn Commission, Ser A	5.00%	04/01/35	1,509,538
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,101,820
700,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/36	859,894
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	331,416
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	174,482
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	418,421
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	117,772
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	410,502
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,216,404
				60,558,409

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado – 5.3%
$500,000	Aviation Station North Met Dist #2 CO Limited, Ser A	4.00%	12/01/29	$501,360
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	525,805
2,000,000	Boulder Vly CO Sch Dist #Re-2 Boulder Ref, Ser B	4.00%	12/01/32	2,283,260
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	544,485
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	303,987
500,000	Castle Oaks CO Met Dist #3 Ref	5.00%	12/01/37	510,300
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/22	536,210
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/29	1,077,410
400,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/49	436,176
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,134,903
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	341,718
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	403,819
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	664,357
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	568,402
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	590,713
500,000	Copperleaf CO Met Dist #2 Ref	5.25%	12/01/30	524,365
2,000,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A	5.63%	12/01/38	2,060,320
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,083,850
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,832,000
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,174,387
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,180,760
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	103,572
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	716,850
1,790,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	1,855,031
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(c)	09/01/22	52,438
1,500,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	1,506,615
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,034,260
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	890,607
1,000,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/49	1,018,590
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	111,924
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	196,819
1,000,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	1,060,380
2,460,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/24	2,878,348
150,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/31	174,827
150,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	173,391
155,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/35	178,695
2,000,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/45	2,238,000
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	518,225
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	35,186
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	529,015
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,026,370
160,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	177,526
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	577,533
750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	760,252

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	$205,641
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,184,138
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	514,360
1,000,000	Velocity Met Dist #3 CO	5.13%	12/01/34	1,052,630
				48,049,810
	Connecticut – 3.7%
8,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (d)	1.51%	06/15/34	8,000,000
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,442,250
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,164,720
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,214,640
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,618,978
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	216,748
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,234,551
2,345,000	CT St Spl Tax Oblig Rev Transn Infrastructure, Ser A	5.00%	08/01/34	2,725,101
1,445,000	CT St, Ser A	5.00%	04/15/29	1,767,278
500,000	CT St, Ser E	4.00%	10/15/35	550,950
500,000	Hamden CT, BAM	6.00%	08/15/33	642,385
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	558,450
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,405,429
4,635,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,628,002
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,544,863
1,335,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	1,637,271
				33,351,616
	Delaware – 0.4%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	385,590
2,633,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,817,520
				3,203,110
	District of Columbia – 0.3%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,224,370
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,109,055
				2,333,425
	Florida – 6.5%
150,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	156,914
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	308,721
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	220,863
500,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	504,815
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	658,452
250,000	Citizens Property Insurance Corp FL, Ser A-1	5.00%	06/01/22	272,048
25,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.00%	08/15/19	25,034
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	291,617
2,750,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	2,624,902
485,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	493,914
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	422,801
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	140,320
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,208,460

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,175,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	$2,588,076
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,211,790
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,295,224
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,399,027
1,210,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,253,862
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,167,080
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,733,280
1,385,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,494,637
500,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/23	553,035
330,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	378,305
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	559,210
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	386,186
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	296,161
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	570,383
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,323,180
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	492,286
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	614,169
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,333,420
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,283,645
440,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	441,069
800,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	801,664
725,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	723,014
565,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	569,480
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	379,342
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	765,503
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	382,398
70,000	Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower Retmnt Ctr	5.00%	06/01/32	73,006
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,054,560
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,325,200
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	925,782
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,102,700
420,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	480,703
900,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/22	988,002
2,000,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	2,345,320
305,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/31	350,924
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	61,577
200,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	200,488
1,000,000	Rhodine Road North CDD FL Spl Assmnt	4.50%	05/01/40	1,006,220
725,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/25	817,010
120,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/26	137,066
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,528,842

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	$506,975
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	585,115
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,746,315
250,000	Timber Creek CDD FL Spl Assmnt Rev (e)	4.13%	11/01/24	252,920
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	115,883
170,000	Villamar CDD FL Spl Assmnt (e)	3.75%	05/01/24	170,255
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	77,071
500,000	WildBlue CDD FL Spl Assmnt (a)	3.50%	06/15/24	501,800
				58,678,021
	Georgia – 4.0%
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	797,082
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	4,932,664
625,000	De Kalb GA Priv Hosp Auth Children’s Hlth Care of Atlanta, Ser B	4.00%	07/01/37	705,281
2,000,000	De Kalb GA Priv Hosp Auth Children’s Hlth Care of Atlanta, Ser B	4.00%	07/01/38	2,249,540
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	336,691
1,490,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	1,538,440
2,450,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	2,522,177
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Hlth Care of Atlanta, Ser C	5.00%	07/01/35	1,252,650
1,085,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,205,435
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	935,243
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,105,309
2,530,000	GA St Ref, Ser F	5.00%	07/01/25	3,081,236
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,596,550
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	47,734
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	201,770
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,214,450
2,330,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,879,810
775,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	905,161
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	616,706
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,053,788
2,625,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	2,944,961
				36,122,678
	Guam – 0.1%
370,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	385,651
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	354,714
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	78,122
				818,487
	Hawaii – 1.0%
195,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	218,724
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	114,441
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,616,045
500,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	517,910
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,726,997

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii (Continued)
$100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	$103,610
				9,297,727
	Idaho – 0.2%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,109,990
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	271,708
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	546,695
				1,928,393
	Illinois – 3.9%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,212,350
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,203,850
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	119,997
110,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/39	118,339
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	568,260
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	2,017,936
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	653,319
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	358,229
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	719,826
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	453,888
450,000	Chicago IL Ref 2003B	5.25%	01/01/29	502,492
160,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	174,790
1,130,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,209,563
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	592,260
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	159,888
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	553,945
485,000	Chicago IL Ref, Ser C	5.00%	01/01/26	545,450
70,000	Chicago IL Ref, Ser C	5.00%	01/01/38	76,096
285,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/22	267,872
145,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	127,849
125,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	106,734
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,343,538
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,710,568
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	552,172
500,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	519,530
230,000	IL St	5.00%	05/01/23	249,872
50,000	IL St	5.00%	06/01/27	56,484
325,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	403,380
600,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	741,348
970,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,193,682
300,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	367,779
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,120,440
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	612,335
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	78,607
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Obligated Grp	5.00%	12/01/33	972,772
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Obligated Grp, Ser A	5.00%	11/01/24	40,493
1,010,000	IL St Fin Auth Rev Sthrn IL Hlth Care, Ser A	5.00%	03/01/47	1,153,491

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	$697,392
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	589,130
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	363,334
300,000	IL St Ref	4.00%	08/01/25	310,269
485,000	IL St, Ser A	4.00%	01/01/25	498,493
1,500,000	IL St, Ser A	5.00%	12/01/26	1,691,055
795,000	IL St, Ser D	5.00%	11/01/24	877,831
20,000	IL St, Ser D	5.00%	11/01/26	22,530
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,172,930
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	770,607
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	124,372
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	142,574
3,000,000	Univ of Illinois IL Ref Fauxiliary Facs Sys, Ser A, AGM	4.00%	04/01/36	3,321,750
				35,441,691
	Indiana – 1.2%
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose	5.00%	07/15/34	2,270,765
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,736,291
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,041,710
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	262,340
465,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	511,193
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	117,731
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.25%	07/01/28	855,384
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.88%	07/01/38	1,054,910
20,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	21,513
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	502,941
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	60,679
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	326,752
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	521,100
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,747,345
				11,030,654
	Iowa – 0.5%
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,493,947
985,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	1,092,680
1,000,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/33	1,095,270
				4,681,897
	Kansas – 1.3%
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,098,268
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,489,575
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,754,710
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,182,010
920,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	3.75%	05/15/23	931,868
500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/33	539,395
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	181,885
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	548,772
				11,726,483

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky – 2.1%
$2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	$2,615,104
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,185,930
145,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/28	174,149
275,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/36	318,571
3,000,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/41	3,423,390
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlth Care Inc, Ser B, NATL-RE	(c)	10/01/25	139,176
750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	779,325
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	331,350
3,870,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	4,289,237
1,450,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,607,528
2,960,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/30	3,548,211
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/31	654,858
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	142,749
				19,209,578
	Louisiana – 1.5%
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,164,000
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	303,335
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,013,225
470,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	527,048
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	425,266
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	236,926
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,323,699
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,207,038
1,305,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/34	1,496,091
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser B, AGM	5.00%	12/01/32	770,450
1,575,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,812,589
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,384,400
				13,664,067
	Maryland – 1.9%
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,306,648
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,090,780
975,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,112,612
1,000,000	Howard Cnty MD Retmnt Cmnty Rev Ref Columbia Vantage House Corp	5.00%	04/01/36	1,087,400
85,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	87,474
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	541,775
220,000	MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A	5.38%	06/01/25	227,658
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	641,076
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,931,552
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care Obligated Grp, Ser A	5.50%	01/01/26	607,345

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	$969,920
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,199,490
790,000	MD St Ref, Ser B	5.00%	08/01/24	938,583
2,650,000	MD St St & Loc Facs Loan of 2013-1st, Ser A	5.00%	03/01/23	2,813,187
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,635,540
375,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	5.00%	11/01/28	426,694
				17,617,734
	Massachusetts – 1.0%
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	282,185
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	364,442
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	554,330
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	812,595
3,000,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/41	3,402,690
3,425,000	MA St, Ser A	5.00%	03/01/41	3,879,155
				9,295,397
	Michigan – 2.8%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	270,235
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	561,905
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlth Care Obligated Grp, Ser A	5.00%	07/01/44	849,469
4,500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	5,260,005
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,373,287
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,200,410
890,000	MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies Proj	5.00%	12/01/25	989,707
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	385,106
2,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	2,234,828
2,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,228,165
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,162,650
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	523,905
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	133,003
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,255,010
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	804,615
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,359,822
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,358,124
				24,950,246
	Minnesota – 1.2%
175,000	Baytown Twp MN Lease Ref, Ser A	3.00%	08/01/22	176,300
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	452,129
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	496,810
400,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	400,588
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,125,990

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$1,000,000	Rochester MN Hlth Care & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	$1,065,470
580,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	675,335
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	574,080
3,420,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,907,623
700,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (Mandatory put 11/01/20) (a)	3.38%	05/01/21	700,105
500,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	514,745
400,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	413,400
				10,502,575
	Mississippi – 0.6%
600,000	MS St Gaming Tax Rev, Ser A	5.00%	10/15/31	748,920
2,000,000	MS St, Ser A	5.00%	11/01/33	2,421,360
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	578,265
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,401,964
				5,150,509
	Missouri – 0.8%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	246,376
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	811,202
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,917,010
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj Tif Fing, Ser B (a)	5.00%	02/01/40	1,089,480
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	233,368
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	939,540
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	175,841
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	507,225
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	299,720
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,238,411
				7,458,173
	Montana – 0.1%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	874,569
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	156,523
				1,031,092
	Nebraska – 1.1%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,895,157
5,370,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,625,237
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	647,286
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	588,895
				9,756,575
	Nevada – 0.6%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	898,515
1,060,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,119,063
430,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	456,755
120,000	North Las Vegas NV Loc Impt Valley Vista Spl Impt Dist #64	3.50%	06/01/24	122,676

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$150,000	North Las Vegas NV Loc Impt Valley Vista Spl Impt Dist #64	3.75%	06/01/25	$155,160
185,000	North Las Vegas NV Loc Impt Valley Vista Spl Impt Dist #64	3.75%	06/01/26	191,192
260,000	North Las Vegas NV Loc Impt Valley Vista Spl Impt Dist #64	3.75%	06/01/27	268,008
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	371,080
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	365,493
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,150,402
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	331,097
				5,429,441
	New Hampshire – 0.4%
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,232,844
	New Jersey – 1.2%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	548,226
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	561,570
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	565,465
1,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,178,340
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	107,534
1,090,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transn Sys, Ser C, AMBAC	(c)	12/15/25	950,480
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/28	196,489
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,634,289
500,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/30	598,040
1,400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.25%	12/15/23	1,610,896
105,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.00%	12/15/24	121,735
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	418,244
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	602,795
				11,094,103
	New Mexico – 0.2%
600,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.00%	10/01/23	610,140
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.20%	10/01/24	237,208
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.30%	10/01/25	248,801
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.45%	10/01/26	260,575
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.55%	10/01/27	272,262
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	5.00%	10/01/33	392,824
				2,021,810
	New York – 5.5%
100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	108,198
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	128,786
3,400,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	3,730,378
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,317,801
4,000,000	Met Transprtn Auth NY Rev Transprtn, Subser A-1	5.00%	11/15/40	4,604,800
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth College of Rochester Proj, Ser A	5.00%	10/01/23	952,585
4,220,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,787,126

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	$1,174,000
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,775,985
10,000,000	New York City NY Transitional Fin Auth Rev Future Tax Var Conv 11/01/11 Ref, Ser A-2A (d)	1.52%	11/01/29	10,000,000
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/36	1,627,439
2,000,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/40	2,379,400
5,000,000	New York City NY Transitional Fin Auth Rev Var Future Tax Secured, Subser G-5 (d)	1.52%	05/01/34	5,000,000
5,000,000	New York NY Adjustable, Subser F-5 (d)	1.52%	06/01/44	5,000,000
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	354,852
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	205,906
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	94,192
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,380,214
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/19	400,000
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	574,090
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	532,658
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	16,131
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	90,752
				49,235,293
	North Carolina – 2.5%
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	1,975,575
5,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	4.00%	07/01/36	5,531,600
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlth Care Sys, Ser A	5.00%	01/15/34	672,549
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	917,445
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,603,435
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,057,662
1,500,000	NC St Grant Anticipation Rev, GARVEE	5.00%	03/01/33	1,886,850
1,670,000	NC St Ltd Oblig Build NC Bonds, Ser A	4.00%	05/01/34	1,923,723
4,000,000	NC St Med Care Commission Hlth Care Facs Rev Var Novant Hlth Grp, Ser A (d)	1.42%	11/01/34	4,000,000
630,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	716,077
750,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	835,657
500,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	551,540
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	512,203
				22,184,316

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 0.2%
$225,000	Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	$241,083
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,395,498
				1,636,581
	Ohio – 4.2%
135,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/30	163,847
1,500,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/31	1,808,475
1,000,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/32	1,199,920
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,096,080
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	589,985
600,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	668,670
700,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.50%	12/01/43	811,195
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,493,400
700,000	Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj	5.25%	06/01/27	771,428
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,169,020
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,169,616
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,212,630
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,591,960
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	675,826
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev, AMT (a)	5.00%	07/01/49	5,647,740
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,176,820
1,000,000	OH St Hgr Eductnl Fac Commission Denison Univ Proj	5.00%	11/01/38	1,251,110
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,360,540
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,090,130
2,500,000	OH St, Ser T	5.00%	05/01/32	3,082,750
5,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,453,687
				37,484,829
	Oklahoma – 1.2%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	923,796
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	884,130
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,400,661
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,201,070
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,222,020
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,156,520
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	292,012
100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	103,003
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,242,300
				10,425,512
	Oregon – 2.7%
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	187,876

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	$290,222
145,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	148,976
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,886,760
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,477,735
2,000,000	OR St Dept of Transprtn Highway User Tax Rev Ref Sr Lien, Ser C	5.00%	11/15/21	2,177,360
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,814,800
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,274,405
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,920,500
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,082,769
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	789,089
				24,050,492
	Pennsylvania – 6.7%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/26	601,575
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,812,165
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,511,400
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	629,937
1,000,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	1,113,560
1,820,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,009,899
460,000	Berks Cnty PA Indl Dev Auth Hlth Care Facs Rev Ref Highlands at Wyomissing, Ser-A	5.00%	05/15/32	533,163
395,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	447,239
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	468,904
1,000,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/37	1,120,630
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	836,512
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,184,910
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	494,558
500,000	Colonial PA Sch Dist	5.00%	02/15/36	585,010
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	355,746
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	335,667
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	765,030
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,309,114
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,124,100
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,840,641
1,340,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	1,506,133
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,308,388
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	903,125
480,000	Lancaster Cnty PA Hosp Auth Hlth Care Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	553,195

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,110,000	Lancaster Cnty PA Hosp Auth Hlth Care Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	$1,245,820
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	549,205
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,115,650
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,111,040
1,005,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,096,425
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	54,189
2,850,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	3,303,578
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	563,074
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	110,410
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	219,658
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	663,688
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	164,728
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	266,614
340,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	391,156
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,159,154
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,186,970
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,286,331
1,000,000	PA St Turnpike Commission Turnpike Rev Ref	5.00%	12/01/33	1,160,750
2,500,000	PA St Turnpike Commission Turnpike Rev Ref Sub, Ser B	5.00%	06/01/36	2,892,500
550,000	PA St Turnpike Commission Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	642,587
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	346,515
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,914,250
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,204,760
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,363,860
5,215,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,100,455
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	615,710
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	624,780
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	864,908
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	464,215
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,271,430
				60,305,011
	Puerto Rico – 0.2%
69,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	71,369
3,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/31	1,997,132
				2,068,501
	Rhode Island – 0.6%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	185,749
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	393,117
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	280,184

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island (Continued)
$1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	$1,323,056
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,689,527
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,931,591
				5,803,224
	South Carolina – 0.6%
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,137,620
150,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	151,775
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,045,010
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	781,512
1,000,000	SC Jobs Econ Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp, Ser C	5.00%	11/15/47	1,143,100
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	534,715
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,512
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	162,941
				4,991,185
	South Dakota – 0.1%
85,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	97,961
1,030,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,170,997
				1,268,958
	Tennessee – 1.7%
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	367,023
120,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/25	142,382
300,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/26	363,465
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	625,128
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,056,935
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/28	1,454,294
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,649,189
375,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/37	454,121
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	716,040
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	468,092
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	805,938
3,355,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,608,101
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	55,107
2,660,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	3,189,340
				14,955,155
	Texas – 8.9%
2,000,000	Arlington TX Ref	4.00%	08/15/31	2,306,660

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	$519,089
3,550,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/30	4,116,651
455,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	523,114
435,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/27	503,138
600,000	Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	664,812
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	657,072
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	996,090
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	536,605
1,390,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,465,977
725,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/33	871,037
600,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/34	718,434
1,000,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/35	1,194,520
700,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/36	833,868
1,700,000	Everman TX Indep Sch Dist Ref	4.00%	02/15/38	1,898,237
555,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	572,061
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,117,670
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,287,044
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,093,454
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	512,360
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	109,538
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,027,010
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,889,765
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,238,300
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,200,710
990,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	1,023,432
905,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	933,046
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,384,888
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,330,571
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	607,195
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	834,890
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	480,228
610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	730,359
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,190,050
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	452,125
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,308,828
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,664,945
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,702,845
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	295,963
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,553,458
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,313,232

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$835,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Collegiate Hsg Galveston I LLC TX A&M Univ Galveston	5.00%	04/01/22	$876,975
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	537,825
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	525,210
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	567,641
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,086,371
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	915,930
525,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Temps 50 Buckner Sr Living Ventana Proj, Ser B-3	3.88%	11/15/22	525,278
1,485,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,822,095
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	665,472
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,119,838
1,080,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,179,587
2,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,194,757
525,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	594,269
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	986,902
4,500,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	5,062,725
150,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/26	184,079
3,250,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/31	3,899,675
1,900,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/35	2,251,975
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,767,464
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	615,900
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	175,520
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	141,549
				80,356,308
	Utah – 1.0%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,416,083
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,608,777
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,636,488
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,765,232
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	465,240
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	372,684
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	506,445
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	1,330,032
				9,100,981
	Vermont – 0.6%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	642,004
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	817,727
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	647,297
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,955,300
				5,062,328

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia – 1.6%
$1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	$1,135,270
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,427,895
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.25%	01/01/54	1,084,100
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,396,780
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,129,480
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,845,959
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,171,750
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,409,178
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	319,490
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,867,089
				14,786,991
	Washington – 2.5%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,365,132
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,309,035
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,478,850
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,453,587
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,776,945
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	641,366
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	161,093
1,500,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/32	1,870,320
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,364,770
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	299,573
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	121,821
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	170,993
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	604,320
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	298,868
35,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/22	38,425
50,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/28	55,513
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,925,600
4,000,000	WA St, Ser B	5.00%	02/01/36	4,650,960
				22,587,171
	Wisconsin – 2.6%
1,315,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,392,743
1,250,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,363,637
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	2,066,115
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	667,728
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	495,159
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,148,030
385,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	407,442
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,101,980

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,455,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Obligated Grp, Ser B	5.00%	11/15/26	$1,688,062
500,000	Pub Fin Auth WI Rev Sr Maryland Proton Treatment Ctr, Ser A-1 (a)	6.25%	01/01/38	541,010
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,552,707
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,283,676
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	554,095
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,335,764
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	197,125
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	467,242
1,015,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/31	1,086,172
595,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/32	635,061
455,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/33	484,188
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,270,180
				23,738,116
	Wyoming – 0.0%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	298,420

Total Investments – 97.7%	881,701,088
(Cost $847,088,210) (f)
Net Other Assets and Liabilities – 2.3%	21,118,055
Net Assets – 100.0%	$902,819,143

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra 10-Year Notes	Short	52	Sep 2019	$ (7,167,875)	$(56,875)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $55,292,305 or 6.1% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,664,641 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $108,638. The net unrealized appreciation was $34,556,003. The amounts presented are inclusive of derivative contracts.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 881,701,088	$ —	$ 881,701,088	$ —
LIABILITIES TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (56,875)	$ (56,875)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Restricted Securities
As of July 31, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/23/18	$500,000	$100.96	$500,000	$504,815	0.05%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	800,000	106.92	808,394	855,384	0.09
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.87%, 07/01/38	08/31/18	1,000,000	105.49	1,004,971	1,054,910	0.12
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	103.15	1,290,000	1,330,571	0.15
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/20/18	250,000	101.17	250,000	252,920	0.03
Villamar CDD FL Spl Assmnt, 3.75%, 05/01/24	06/12/19	170,000	100.15	169,625	170,255	0.02
				$4,022,990	$4,168,855	0.46%

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 87.1%
	Aerospace & Defense – 0.5%
5,416	HEICO Corp.	$740,638
735	TransDigm Group, Inc. (a)	356,798
		1,097,436
	Airlines – 0.6%
26,556	Southwest Airlines Co. (b)	1,368,431
	Auto Components – 0.8%
66,019	Gentex Corp.	1,810,241
	Banks – 6.2%
48,416	Bank of America Corp. (b)	1,485,403
18,048	Bank of Hawaii Corp.	1,538,592
64,919	Fifth Third Bancorp (b)	1,927,445
42,108	Hilltop Holdings, Inc.	955,009
54,217	JPMorgan Chase & Co. (b)	6,289,172
49,799	KeyCorp	914,808
17,712	National Bank Holdings Corp., Class A	642,591
		13,753,020
	Biotechnology – 1.8%
12,857	AbbVie, Inc.	856,533
2,586	Alexion Pharmaceuticals, Inc. (a)	292,968
3,983	Amgen, Inc. (b)	743,148
1,753	Biogen, Inc. (a) (b)	416,899
10,843	Gilead Sciences, Inc.	710,433
3,498	Incyte Corp. (a)	297,050
1,040	Regeneron Pharmaceuticals, Inc. (a)	316,951
2,345	Vertex Pharmaceuticals, Inc. (a)	390,724
		4,024,706
	Capital Markets – 1.1%
4,147	Evercore, Inc., Class A	358,176
11,226	Houlihan Lokey, Inc.	516,396
25,250	SEI Investments Co.	1,504,648
		2,379,220
	Construction & Engineering – 0.1%
28,940	Great Lakes Dredge & Dock Corp. (a)	310,526
	Consumer Finance – 1.5%
35,178	Capital One Financial Corp.	3,251,151
	Containers & Packaging – 0.4%
18,748	Berry Global Group, Inc. (a)	844,597
	Distributors – 1.5%
34,324	Genuine Parts Co.	3,333,547
	Diversified Financial Services – 0.9%
9,651	Berkshire Hathaway, Inc., Class B (a) (b)	1,982,605
Shares/ Units	Description	Value

	Diversified Telecommunication Services – 0.4%
14,330	Verizon Communications, Inc.	$792,019
	Electrical Equipment – 1.9%
42,861	AMETEK, Inc. (b)	3,840,774
2,703	Hubbell, Inc.	351,066
		4,191,840
	Food & Staples Retailing – 0.6%
12,389	Walmart, Inc. (b)	1,367,498
	Health Care Equipment & Supplies – 4.3%
15,236	Abbott Laboratories	1,327,056
979	ABIOMED, Inc. (a)	272,710
949	Align Technology, Inc. (a)	198,417
4,790	Baxter International, Inc.	402,216
2,121	Becton Dickinson and Co.	536,189
11,416	Boston Scientific Corp. (a)	484,723
932	Cooper (The) Cos., Inc.	314,457
4,783	DENTSPLY SIRONA, Inc.	260,434
2,092	Edwards Lifesciences Corp. (a)	445,282
5,767	Hologic, Inc. (a)	295,559
1,193	Idexx Laboratories, Inc. (a)	336,486
933	Intuitive Surgical, Inc. (a)	484,703
16,842	Medtronic PLC	1,716,874
2,547	Mesa Laboratories, Inc.	641,029
2,460	ResMed, Inc.	316,602
2,480	Stryker Corp.	520,254
1,049	Teleflex, Inc.	356,387
1,984	Varian Medical Systems, Inc. (a)	232,862
2,683	Zimmer Biomet Holdings, Inc.	362,554
		9,504,794
	Health Care Providers & Services – 3.8%
1,915	Anthem, Inc.	564,178
5,951	Cardinal Health, Inc.	272,139
5,517	Centene Corp. (a)	287,381
5,691	Chemed Corp.	2,307,075
3,008	Cigna Corp.	511,119
17,300	CVS Health Corp.	966,551
4,671	DaVita, Inc. (a)	279,559
2,880	HCA Healthcare, Inc.	384,509
1,443	Humana, Inc.	428,210
1,697	Laboratory Corp of America Holdings (a)	284,281
2,745	Quest Diagnostics, Inc.	280,210
5,099	UnitedHealth Group, Inc.	1,269,702
2,069	Universal Health Services, Inc., Class B	312,129
971	WellCare Health Plans, Inc. (a)	278,920
		8,425,963

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 2.2%
51,989	Las Vegas Sands Corp.	$3,142,215
6,026	Marriott International, Inc., Class A	837,976
3,778	Vail Resorts, Inc.	931,352
		4,911,543
	Household Durables – 4.5%
19,957	Ethan Allen Interiors, Inc.	410,715
10,291	MDC Holdings, Inc.	371,917
996	NVR, Inc. (a) (b)	3,330,763
113,839	PulteGroup, Inc.	3,587,067
60,979	Toll Brothers, Inc. (b)	2,193,415
		9,893,877
	Household Products – 2.1%
43,404	Colgate-Palmolive Co.	3,113,803
12,670	Procter & Gamble (The) Co.	1,495,567
		4,609,370
	Industrial Conglomerates – 1.6%
8,727	Honeywell International, Inc.	1,505,059
5,405	Roper Technologies, Inc.	1,965,528
		3,470,587
	Insurance – 3.8%
86,188	Arch Capital Group Ltd. (a)	3,334,614
68,760	Hartford Financial Services Group (The), Inc.	3,962,639
12,184	Kemper Corp.	1,072,435
		8,369,688
	Interactive Media & Services – 2.7%
2,984	Alphabet, Inc., Class A (a) (b)	3,635,109
11,699	Facebook, Inc., Class A (a) (b)	2,272,296
		5,907,405
	Internet & Direct Marketing Retail – 4.6%
1,917	Amazon.com, Inc. (a) (b)	3,578,617
2,370	Booking Holdings, Inc. (a)	4,471,266
48,289	eBay, Inc. (b)	1,989,024
		10,038,907
	IT Services – 2.5%
15,467	Accenture PLC, Class A (b)	2,978,635
4,995	CACI International, Inc., Class A (a)	1,074,674
8,778	Visa, Inc., Class A	1,562,484
		5,615,793
	Life Sciences Tools & Services – 0.7%
1,341	Illumina, Inc. (a)	401,468
Shares/ Units	Description	Value

	Life Sciences Tools & Services (Continued)
2,188	IQVIA Holdings, Inc. (a)	$348,264
2,573	Thermo Fisher Scientific, Inc.	714,471
		1,464,203
	Machinery – 5.7%
42,648	AGCO Corp.	3,283,896
72,105	Allison Transmission Holdings, Inc. (b)	3,313,225
3,167	Cummins, Inc.	519,388
42,692	Federal Signal Corp.	1,329,856
50,992	Toro (The) Co. (b)	3,713,237
21,987	Wabash National Corp.	348,054
		12,507,656
	Media – 0.3%
17,699	DISH Network Corp. (a)	599,288
	Metals & Mining – 2.5%
7,057	Franco-Nevada Corp.	612,759
36,831	Nucor Corp. (b)	2,002,870
53,452	Osisko Gold Royalties Ltd.	630,734
6,379	Royal Gold, Inc.	730,076
103,247	Sandstorm Gold Ltd. (a)	633,937
10,153	Steel Dynamics, Inc.	319,921
26,493	Wheaton Precious Metals Corp.	691,997
		5,622,294
	Oil, Gas & Consumable Fuels – 2.7%
11,954	Cabot Oil & Gas Corp.	229,039
30,571	Chevron Corp. (b)	3,763,596
21,315	Exxon Mobil Corp. (b)	1,584,983
16,614	Par Pacific Holdings, Inc. (a)	383,119
		5,960,737
	Pharmaceuticals – 5.6%
16,747	Allergan PLC (b)	2,687,894
13,187	Bristol-Myers Squibb Co.	585,635
5,571	Eli Lilly & Co.	606,960
23,338	Johnson & Johnson	3,039,074
21,826	Merck & Co, Inc. (b)	1,811,340
12,831	Mylan N.V. (a)	268,168
7,603	Nektar Therapeutics (a)	216,381
4,791	Perrigo Co. PLC	258,762
47,500	Pfizer, Inc.	1,844,900
9,117	Zoetis, Inc.	1,047,452
		12,366,566
	Semiconductors & Semiconductor Equipment – 4.1%
28,060	Analog Devices, Inc.	3,295,928
4,466	Broadcom, Inc.	1,295,095
6,982	Cirrus Logic, Inc. (a)	342,467
2,764	Mellanox Technologies Ltd. (a)	311,282

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
72,543	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$3,092,508
6,483	Texas Instruments, Inc. (b)	810,440
		9,147,720
	Software – 7.4%
13,025	Adobe, Inc. (a)	3,892,651
26,855	Check Point Software Technologies Ltd. (a)	3,006,417
26,002	j2 Global, Inc.	2,316,518
34,706	Microsoft Corp. (b)	4,729,387
53,755	Progress Software Corp. (b)	2,327,054
		16,272,027
	Specialty Retail – 1.3%
10,323	Murphy USA, Inc. (a)	912,140
36,942	TJX (The) Cos., Inc. (b)	2,015,556
		2,927,696
	Technology Hardware, Storage & Peripherals – 2.1%
21,631	Apple, Inc. (b)	4,608,268
	Textiles, Apparel & Luxury Goods – 0.5%
10,220	Ralph Lauren Corp.	1,065,231
	Thrifts & Mortgage Finance – 0.4%
20,512	Essent Group Ltd. (a)	946,834
	Tobacco – 1.4%
65,815	Altria Group, Inc. (b)	3,097,912
	Trading Companies & Distributors – 2.0%
43,834	HD Supply Holdings, Inc. (a)	1,775,715
15,909	Watsco, Inc.	2,587,122
		4,362,837
	Total Common Stocks	192,204,033
	(Cost $182,103,540)
REAL ESTATE INVESTMENT TRUSTS – 6.6%
	Equity Real Estate Investment Trusts – 6.0%
16,824	American Tower Corp. (b)	3,560,295
88,628	Apple Hospitality REIT, Inc.	1,392,346
90,031	Invitation Homes, Inc. (b)	2,473,151
18,401	Mid-America Apartment Communities, Inc. (b)	2,168,374
75,666	Paramount Group, Inc.	1,046,461
5,412	PS Business Parks, Inc.	947,100
6,766	Public Storage	1,642,514
		13,230,241
Shares/ Units	Description	Value

	Mortgage Real Estate Investment Trusts – 0.6%
22,686	Dynex Capital, Inc.	$369,782
137,559	MFA Financial, Inc. (b)	987,674
		1,357,456
	Total Real Estate Investment Trusts	14,587,697
	(Cost $12,935,156)
MASTER LIMITED PARTNERSHIPS – 5.4%
	Oil, Gas & Consumable Fuels – 5.4%
82,652	Cheniere Energy Partners, L.P. (b)	3,728,432
14,893	GasLog Partners, L.P. (c)	320,944
50,035	Magellan Midstream Partners, L.P. (b)	3,309,315
42,865	Plains GP Holdings, L.P., Class A (c)	1,035,618
88,991	TC PipeLines, L.P.	3,603,246
	Total Master Limited Partnerships	11,997,555
	(Cost $10,546,913)
	Total Investments – 99.1%	218,789,285
	(Cost $205,585,609) (d)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (25.5)%
	Aerospace & Defense – (0.8)%
(6,886)	Cubic Corp.	(455,853)
(2,663)	General Dynamics Corp.	(495,158)
(3,515)	Raytheon Co.	(640,749)
(4,305)	Textron, Inc.	(212,237)
		(1,803,997)
	Air Freight & Logistics – (0.1)%
(1,512)	FedEx Corp.	(257,841)
	Auto Components – (0.1)%
(13,208)	American Axle & Manufacturing Holdings, Inc. (a)	(159,421)
	Automobiles – (0.5)%
(28,927)	General Motors Co.	(1,166,915)
	Banks – (1.7)%
(22,428)	BB&T Corp.	(1,155,715)
(4,811)	Citigroup, Inc.	(342,351)
(5,763)	M&T Bank Corp.	(946,573)
(20,928)	US BanCorp.	(1,196,035)
		(3,640,674)
	Beverages – (1.1)%
(21,879)	Coca-Cola (The) Co.	(1,151,492)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Beverages (Continued)
(5,457)	Coca-Cola European Partners PLC	$(301,663)
(8,297)	PepsiCo, Inc.	(1,060,439)
		(2,513,594)
	Biotechnology – (1.1)%
(13,835)	Acceleron Pharma, Inc. (a)	(604,036)
(9,780)	Immunomedics, Inc. (a)	(144,255)
(5,213)	Insmed, Inc. (a)	(114,425)
(2,383)	Mirati Therapeutics, Inc. (a)	(252,122)
(11,027)	Momenta Pharmaceuticals, Inc. (a)	(124,605)
(3,176)	Sage Therapeutics, Inc. (a)	(509,240)
(2,428)	Ultragenyx Pharmaceutical, Inc. (a)	(146,311)
(3,855)	uniQure N.V. (a)	(226,096)
(3,209)	United Therapeutics Corp. (a)	(254,281)
		(2,375,371)
	Building Products – (0.1)%
(4,439)	Fortune Brands Home & Security, Inc.	(243,879)
	Capital Markets – (0.2)%
(9,586)	Bank of New York Mellon (The) Corp.	(449,775)
	Chemicals – (2.2)%
(4,157)	Air Products & Chemicals, Inc.	(948,918)
(2,213)	Albemarle Corp.	(161,460)
(14,618)	Ashland Global Holdings, Inc.	(1,161,839)
(9,705)	Cabot Corp.	(434,008)
(5,742)	Linde PLC	(1,098,330)
(21,468)	Mosaic (The) Co.	(540,779)
(4,871)	PPG Industries, Inc.	(571,807)
		(4,917,141)
	Commercial Services & Supplies – (1.1)%
(6,496)	Brink’s (The) Co.	(585,679)
(60,085)	Covanta Holding Corp.	(1,034,664)
(4,239)	HNI Corp.	(145,143)
(5,770)	MSA Safety, Inc.	(607,870)
(3,119)	Stericycle, Inc. (a)	(143,349)
		(2,516,705)
	Communications Equipment – (0.4)%
(11,957)	InterDigital, Inc.	(770,390)
(5,775)	NetScout Systems, Inc. (a)	(150,381)
		(920,771)
	Construction & Engineering – (0.6)%
(22,377)	Tutor Perini Corp. (a)	(292,244)
Shares	Description	Value

	Construction & Engineering (Continued)
(7,796)	Valmont Industries, Inc.	$(1,072,729)
		(1,364,973)
	Containers & Packaging – (0.9)%
(8,328)	AptarGroup, Inc.	(1,007,855)
(57,783)	Owens-Illinois, Inc.	(980,577)
		(1,988,432)
	Diversified Consumer Services – (0.3)%
(588)	Graham Holdings Co., Class B	(436,725)
(4,417)	Sotheby’s (a)	(263,739)
		(700,464)
	Diversified Telecommunication Services – (0.2)%
(8,192)	ATN International, Inc.	(460,964)
	Electric Utilities – (0.1)%
(784)	NextEra Energy, Inc.	(162,421)
	Electronic Equipment, Instruments & Components – (0.5)%
(24,276)	Corning, Inc.	(746,487)
(10,585)	National Instruments Corp.	(442,030)
		(1,188,517)
	Energy Equipment & Services – (0.1)%
(20,078)	Transocean Ltd. (a)	(122,074)
	Entertainment – (0.5)%
(7,972)	Walt Disney (The) Co.	(1,140,076)
	Food & Staples Retailing – (0.1)%
(12,209)	Kroger (The) Co.	(258,342)
	Food Products – (1.2)%
(26,217)	Archer-Daniels-Midland Co.	(1,076,994)
(7,603)	Ingredion, Inc.	(587,636)
(4,490)	Kellogg Co.	(261,408)
(8,748)	Mondelez International, Inc., Class A	(467,930)
(3,094)	Post Holdings, Inc. (a)	(331,739)
		(2,725,707)
	Health Care Equipment & Supplies – (0.3)%
(3,547)	Heska Corp. (a)	(284,256)
(6,948)	Orthofix Medical, Inc. (a)	(371,371)
		(655,627)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Health Care Providers & Services – (0.2)%
(3,168)	McKesson Corp.	$(440,194)
	Health Care Technology – (0.2)%
(6,233)	Cerner Corp.	(446,594)
	Hotels, Restaurants & Leisure – (0.1)%
(8,847)	Wendy’s (The) Co.	(160,927)
	Household Products – (0.5)%
(8,380)	Kimberly-Clark Corp.	(1,136,747)
	Independent Power and Renewable Electricity Producers – (0.1)%
(10,312)	Clearway Energy, Inc., Class A	(177,057)
	Internet & Direct Marketing Retail – (0.1)%
(6,284)	MakeMyTrip Ltd. (a)	(160,808)
	IT Services – (1.0)%
(1,946)	Gartner, Inc. (a)	(271,136)
(7,940)	Jack Henry & Associates, Inc.	(1,109,218)
(1,910)	Mastercard, Inc., Class A	(520,036)
(22,890)	Unisys Corp. (a)	(283,607)
		(2,183,997)
	Leisure Products – (0.1)%
(17,074)	Mattel, Inc. (a)	(249,280)
	Life Sciences Tools & Services – (0.6)%
(7,182)	Luminex Corp.	(156,065)
(28,689)	QIAGEN N.V. (a)	(1,082,149)
		(1,238,214)
	Machinery – (2.1)%
(26,803)	Actuant Corp., Class A	(613,789)
(5,111)	Caterpillar, Inc.	(672,965)
(7,346)	Deere & Co.	(1,216,865)
(101,342)	Mueller Water Products, Inc., Class A	(1,030,648)
(29,471)	Pentair PLC	(1,143,770)
		(4,678,037)
	Media – (0.3)%
(7,354)	Omnicom Group, Inc.	(589,938)
	Oil, Gas & Consumable Fuels – (0.9)%
(1,470)	Concho Resources, Inc.	(143,590)
(4,924)	EOG Resources, Inc.	(422,725)
(7,608)	Kinder Morgan, Inc.	(156,877)
(112,561)	Kosmos Energy Ltd.	(676,492)
(9,791)	Marathon Oil Corp.	(137,759)
(12,281)	Noble Energy, Inc.	(271,165)
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
(42,122)	Roan Resources, Inc. (a)	$(50,546)
		(1,859,154)
	Pharmaceuticals – (0.0)%
(3,745)	Aerie Pharmaceuticals, Inc. (a)	(81,154)
	Professional Services – (0.5)%
(7,788)	CBIZ, Inc. (a)	(182,005)
(38,743)	Nielsen Holdings PLC	(897,288)
		(1,079,293)
	Real Estate Management & Development – (0.2)%
(15,974)	Kennedy-Wilson Holdings, Inc.	(343,760)
	Road & Rail – (0.1)%
(13,970)	Heartland Express, Inc.	(277,165)
	Semiconductors & Semiconductor Equipment – (0.3)%
(5,480)	Advanced Micro Devices, Inc. (a)	(166,866)
(2,537)	First Solar, Inc. (a)	(163,611)
(32,983)	Veeco Instruments, Inc. (a)	(392,828)
		(723,305)
	Software – (2.6)%
(16,307)	Appian Corp. (a)	(640,702)
(7,298)	Benefitfocus, Inc. (a)	(182,377)
(3,374)	Bottomline Technologies DE, Inc. (a)	(142,012)
(8,121)	LivePerson, Inc. (a)	(269,536)
(23,084)	Nuance Communications, Inc. (a)	(384,118)
(19,677)	Oracle Corp.	(1,107,815)
(8,921)	Pegasystems, Inc.	(674,428)
(12,049)	PTC, Inc. (a)	(816,681)
(6,040)	Synopsys, Inc. (a)	(801,870)
(17,845)	Teradata Corp. (a)	(653,484)
		(5,673,023)
	Specialty Retail – (0.6)%
(982)	Advance Auto Parts, Inc.	(147,929)
(2,036)	CarMax, Inc. (a)	(178,679)
(9,901)	Lowe’s Cos., Inc.	(1,003,961)
		(1,330,569)
	Technology Hardware, Storage & Peripherals – (0.2)%
(14,847)	Cray, Inc. (a)	(514,300)
	Textiles, Apparel & Luxury Goods – (0.2)%
(14,083)	Crocs, Inc. (a)	(321,797)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Wireless Telecommunication Services – (0.4)%
(11,910)	T-Mobile US, Inc. (a)	$(949,584)
	Total Common Stocks Sold Short	(56,348,578)
	(Proceeds $55,874,204)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (2.9)%
	Equity Real Estate Investment Trusts – (2.6)%
(3,912)	AvalonBay Communities, Inc.	(816,786)
(9,758)	Corporate Office Properties Trust	(272,443)
(4,403)	Federal Realty Investment Trust	(581,240)
(16,845)	First Industrial Realty Trust, Inc.	(643,311)
(4,897)	HCP, Inc.	(156,361)
(21,799)	Highwoods Properties, Inc.	(988,149)
(22,377)	Liberty Property Trust	(1,170,317)
(46,797)	Mack-Cali Realty Corp.	(1,112,833)
		(5,741,440)
	Mortgage Real Estate Investment Trusts – (0.3)%
(40,876)	Ladder Capital Corp.	(687,943)
	Total Real Estate Investment Trusts Sold Short	(6,429,383)
	(Proceeds $6,220,475)
EXCHANGE-TRADED FUNDS SOLD SHORT – (2.0)%
	Capital Markets – (2.0)%
(14,760)	SPDR S&P 500 ETF Trust	(4,390,067)
	(Proceeds $4,398,671)
	Total Investments Sold Short – (30.4)%	(67,168,028)
	(Proceeds $66,493,350)
	Net Other Assets and Liabilities – 31.3%	69,088,321
	Net Assets – 100.0%	$220,709,578

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,400,616 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,871,618. The net unrealized appreciation was $12,528,998. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 192,204,033	$ 192,204,033	$ —	$ —
Real Estate Investment Trusts*	14,587,697	14,587,697	—	—
Master Limited Partnerships*	11,997,555	11,997,555	—	—
Total Investments	$ 218,789,285	$ 218,789,285	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (56,348,578)	$ (56,348,578)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(6,429,383)	(6,429,383)	—	—
Exchange-Traded Funds Sold Short*	(4,390,067)	(4,390,067)	—	—
Total	$ (67,168,028)	$ (67,168,028)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 90.1%
	Brazil – 11.8%
6,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$1,690,264
15,550,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	4,634,636
14,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	4,547,051
13,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,084,002
				14,955,953
	Chile – 3.4%
550,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	868,229
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	180,422
2,210,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	3,223,361
				4,272,012
	Colombia – 4.5%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,355,542
8,450,000,000	Colombian TES (COP)	7.50%	08/26/26	2,865,108
4,230,000,000	Colombian TES (COP)	7.75%	09/18/30	1,475,512
				5,696,162
	Czech Republic – 2.4%
35,820,000	Czech Republic Government Bond (CZK)	1.50%	10/29/19	1,543,150
33,480,000	Czech Republic Government Bond (CZK)	2.40%	09/17/25	1,539,368
				3,082,518
	Hungary – 9.0%
642,570,000	Hungary Government Bond (HUF)	5.50%	06/24/25	2,679,260
1,158,400,000	Hungary Government Bond (HUF)	3.00%	10/27/27	4,289,944
935,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	4,438,559
				11,407,763
	Indonesia – 6.6%
52,016,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	3,955,695
34,326,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,619,326
24,010,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,823,968
				8,398,989
	Israel – 5.0%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	195,432
19,540,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	6,072,427
				6,267,859
	Malaysia – 4.7%
10,220,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	2,518,915
4,280,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	1,054,302
9,360,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	2,342,061
				5,915,278
	Mexico – 4.8%
81,930,000	Mexican Bonos (MXN)	5.00%	12/11/19	4,225,624
24,210,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,414,644
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	490,504
				6,130,772
	Peru – 6.8%
7,300,000	Peru Government Bond (PEN)	8.20%	08/12/26	2,776,574

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru (Continued)
16,060,000	Peru Government Bond (PEN)	6.95%	08/12/31	$5,882,291
				8,658,865
	Philippines – 2.6%
82,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	1,630,734
10,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	193,933
64,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	1,472,110
				3,296,777
	Poland – 4.6%
600,000	Republic of Poland Government Bond (PLN)	5.50%	10/25/19	156,519
2,000,000	Republic of Poland Government Bond (PLN)	1.75%	07/25/21	518,923
4,375,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,229,836
11,615,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	3,966,217
				5,871,495
	Romania – 4.8%
13,940,000	Romania Government Bond (RON)	5.85%	04/26/23	3,502,595
2,200,000	Romania Government Bond (RON)	4.25%	06/28/23	523,541
7,780,000	Romania Government Bond (RON)	5.80%	07/26/27	2,022,935
				6,049,071
	South Africa – 13.5%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	280,039
55,735,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	4,348,836
75,320,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	4,932,013
121,745,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	6,138,324
13,000,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	814,011
8,000,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	517,334
				17,030,557
	Thailand – 2.8%
69,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	2,419,624
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	1,064,824
				3,484,448
	Turkey – 2.8%
19,950,000	Turkey Government Bond (TRY)	10.50%	01/15/20	3,480,973
	Total Foreign Sovereign Bonds and Notes			113,999,492
	(Cost $113,385,907)
FOREIGN CORPORATE BONDS AND NOTES – 5.0%
	Supranationals – 5.0%
4,730,000	European Investment Bank (ZAR)	6.00%	10/21/19	328,962
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	737,450
361,500,000	International Finance Corp. (INR)	6.30%	11/25/24	5,305,171
	Total Foreign Corporate Bonds and Notes			6,371,583
	(Cost $6,458,330)

Total Investments – 95.1%	120,371,075
(Cost $119,844,237) (a)
Net Other Assets and Liabilities – 4.9%	6,167,137
Net Assets – 100.0%	$126,538,212

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2019	Sale Value as of 7/31/2019	Unrealized Appreciation/ (Depreciation)
08/22/19	BNS	COP	2,000,000,000	USD	630,646	$ 612,345	$ 630,646	$ (18,301)
08/22/19	BBH	ILS	10,239,798	USD	2,907,037	2,922,751	2,907,037	15,714
08/22/19	SG	INR	351,900,000	USD	5,125,971	5,105,260	5,125,971	(20,711)
08/22/19	BBH	MXN	67,200,000	USD	3,486,136	3,494,286	3,486,136	8,150
08/22/19	BNS	PEN	1,780,000	USD	541,527	538,345	541,527	(3,182)
08/22/19	SG	PHP	136,700,000	USD	2,665,914	2,684,512	2,665,914	18,598
08/22/19	BNS	RUB	876,300,000	USD	13,836,009	13,727,602	13,836,009	(108,407)
08/22/19	BBH	THB	16,500,000	USD	539,198	536,759	539,198	(2,439)
08/22/19	BBH	TRY	3,500,000	USD	607,554	621,700	607,554	14,146
08/22/19	BBH	ZAR	42,500,000	USD	3,029,900	2,950,256	3,029,900	(79,644)
08/22/19	BNS	USD	1,195,918	BRL	4,500,000	1,195,918	1,177,487	18,431
08/22/19	BNS	USD	1,065,693	CLP	730,000,000	1,065,693	1,037,012	28,681
08/22/19	BBH	USD	634,213	CZK	14,600,000	634,213	628,909	5,304
08/22/19	BBH	USD	7,574,399	HUF	2,204,129,400	7,574,399	7,490,586	83,813
08/22/19	BBH	USD	2,220,396	PLN	8,490,834	2,220,396	2,191,771	28,625
08/22/19	BBH	USD	838,323	RON	3,542,000	838,323	828,967	9,356
Net Unrealized Appreciation (Depreciation)								$(1,866)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,395,333 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,870,361. The net unrealized appreciation was $524,972. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 113,999,492	$ —	$ 113,999,492	$ —
Foreign Corporate Bonds and Notes*	6,371,583	—	6,371,583	—
Total Investments	120,371,075	—	120,371,075	—
Forward Foreign Currency Contracts	230,818	—	230,818	—
Total	$ 120,601,893	$—	$ 120,601,893	$—
LIABILITIES TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (232,684)	$ —	$ (232,684)	$ —

*	See Portfolio of Investments for country breakout.
Credit Quality†	% of Total Investments (including cash)
AAA	5.1%
AA	2.5
AA-	8.4
A	9.4
A-	14.6
BBB+	2.6
BBB	20.3
BBB-	18.4
BB	11.9
BB-	2.8
Cash	4.0
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments††
ZAR	16.2%
BRL	11.0
RUB	10.9
INR	8.9
MXN	7.7
PEN	7.4
ILS	7.3
IDR	6.7
COP	5.7
PHP	4.8
MYR	4.7
RON	4.2
TRY	3.4
THB	3.3
HUF	3.1
PLN	2.9
CLP	2.6
CZK	2.0
USD	(12.8)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Australia – 15.1%
13,174	AGL Energy Ltd. (b)	$188,800
87,869	AMP Ltd. (b)	106,883
8,086	Aristocrat Leisure Ltd. (b)	168,262
23,344	Australia & New Zealand Banking Group Ltd. (b)	443,645
20,898	Bank of Queensland Ltd. (b)	133,113
13,524	BHP Group Ltd. (b)	372,325
9,938	Brambles Ltd. (b)	88,895
8,057	Commonwealth Bank of Australia (b)	452,172
1,776	CSL Ltd. (b)	277,131
475	Macquarie Group Ltd. (b)	41,572
23,270	National Australia Bank Ltd. (b)	453,202
5,297	Perpetual Ltd. (b)	142,504
39,456	Platinum Asset Management Ltd. (b)	129,395
452	Rio Tinto Ltd. (b)	30,251
3,767	Transurban Group (b)	39,924
11,031	Wesfarmers Ltd. (b)	295,411
26,669	Westpac Banking Corp. (b)	523,244
10,264	Woodside Petroleum Ltd. (b)	242,035
1,988	Woolworths Group Ltd. (b)	48,468
		4,177,232
	Bermuda – 1.9%
4,500	Jardine Strategic Holdings Ltd. (b)	154,266
861,143	Li & Fung Ltd. (b)	120,023
584,678	Pacific Basin Shipping Ltd. (b)	120,032
97,323	Shangri-La Asia Ltd. (b)	118,410
		512,731
	Canada – 0.5%
405	Shopify, Inc., Class A (c)	128,702
	Cayman Islands – 2.6%
19,572	AAC Technologies Holdings, Inc. (b)	105,171
12,588	ASM Pacific Technology Ltd. (b)	147,059
30,205	CK Hutchison Holdings Ltd. (b)	282,265
177,179	WH Group Ltd. (b) (d)	172,461
		706,956
	Hong Kong – 6.2%
54,687	AIA Group Ltd. (b)	560,801
83,418	Fosun International Ltd. (b)	109,049
112,358	Hong Kong & China Gas Co., Ltd. (b)	248,098
3,379	Hong Kong Exchanges & Clearing Ltd. (b)	113,812
294,800	Shun Tak Holdings Ltd. (b)	108,848
2,500	Sun Hung Kai Properties Ltd. (b)	40,288
14,906	Swire Pacific Ltd., Class A (b)	169,900
25,142	Vitasoy International Holdings Ltd. (b)	118,359
53,796	Wharf Holdings (The) Ltd. (b)	130,804
Shares	Description	Value

	Hong Kong (Continued)
19,905	Wheelock & Co., Ltd. (b)	$125,259
		1,725,218
	Japan – 69.5%
5,800	Advantest Corp. (b)	223,352
10,700	Aeon Co., Ltd. (b)	185,155
8,800	Aeon Mall Co., Ltd. (b)	135,095
4,100	AGC, Inc. (b)	125,583
5,200	Aisin Seiki Co., Ltd. (b)	168,990
5,600	Aoyama Trading Co., Ltd. (b)	104,287
5,080	Aozora Bank Ltd. (b)	116,421
19,400	Astellas Pharma, Inc. (b)	274,935
400	Bridgestone Corp. (b)	15,016
8,300	Brother Industries Ltd. (b)	146,955
1,600	Canon, Inc. (b)	43,394
6,000	Capcom Co., Ltd. (b)	125,284
1,400	Central Japan Railway Co. (b)	281,418
10,500	Credit Saison Co., Ltd. (b)	127,650
6,900	Dai Nippon Printing Co., Ltd. (b)	144,724
16,000	Dai-ichi Life Holdings, Inc. (b)	235,217
1,800	Daiichi Sankyo Co., Ltd. (b)	109,381
500	Daikin Industries Ltd. (b)	62,058
7,100	Daiwa House Industry Co., Ltd. (b)	201,865
36,100	Daiwa Securities Group, Inc. (b)	155,647
5,000	Dentsu, Inc. (b)	165,280
900	Disco Corp. (b)	165,174
9,200	DMG Mori Co., Ltd. (b)	133,265
500	East Japan Railway Co. (b)	45,838
6,700	FamilyMart UNY Holdings Co., Ltd. (b)	143,044
700	FANUC Corp. (b)	124,409
200	Fast Retailing Co., Ltd. (b)	119,965
2,700	Fujitsu Ltd. (b)	210,704
4,700	GungHo Online Entertainment, Inc. (b)	124,010
8,700	Hakuhodo DY Holdings, Inc. (b)	136,447
10,500	Haseko Corp. (b)	113,743
5,500	Hitachi Capital Corp. (b)	112,636
3,300	Hitachi Ltd. (b)	117,001
14,900	Honda Motor Co., Ltd. (b)	370,720
3,000	House Foods Group, Inc. (b)	110,346
1,400	Hoya Corp. (b)	107,355
1,200	ITOCHU Corp. (b)	22,849
5,700	Japan Petroleum Exploration Co., Ltd. (b)	124,100
7,300	Japan Steel Works (The) Ltd. (b)	127,106
11,900	Japan Tobacco, Inc. (b)	262,201
43,100	JXTG Holdings, Inc. (b)	202,821
11,200	Kajima Corp. (b)	144,042
2,600	Kaken Pharmaceutical Co., Ltd. (b)	125,956
1,500	Kao Corp. (b)	109,471
16,000	KDDI Corp. (b)	417,464
700	Keyence Corp. (b)	401,694

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
300	Komatsu Ltd. (b)	$6,708
2,700	Lawson, Inc. (b)	134,923
10,300	LIXIL Group Corp. (b)	178,160
17,400	Mazda Motor Corp. (b)	168,340
28,600	Mitsubishi Chemical Holdings Corp. (b)	203,046
4,900	Mitsubishi Corp. (b)	131,576
1,600	Mitsubishi Electric Corp. (b)	20,897
600	Mitsubishi Estate Co., Ltd. (b)	11,044
9,300	Mitsubishi Gas Chemical Co., Inc. (b)	123,760
4,700	Mitsubishi Heavy Industries Ltd. (b)	193,881
3,500	Mitsubishi Materials Corp. (b)	96,270
10,500	Mitsubishi Tanabe Pharma Corp. (b)	118,544
47,100	Mitsubishi UFJ Financial Group, Inc. (b)	232,627
31,400	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	166,395
2,300	Mitsui & Co., Ltd. (b)	37,391
13,700	Mitsui E&S Holdings Co., Ltd. (b) (c)	120,056
500	Mitsui Fudosan Co., Ltd. (b)	11,287
7,200	Mitsui OSK Lines Ltd. (b)	176,588
84,300	Mizuho Financial Group, Inc. (b)	119,649
6,400	MS&AD Insurance Group Holdings, Inc. (b)	209,783
4,600	Murata Manufacturing Co., Ltd. (b)	210,639
4,600	NET One Systems Co., Ltd. (b)	121,326
400	Nidec Corp. (b)	53,486
400	Nintendo Co., Ltd. (b)	147,157
16,300	Nippon Sheet Glass Co., Ltd. (b)	101,934
18,100	Nippon Suisan Kaisha Ltd. (b)	114,064
6,800	Nippon Telegraph & Telephone Corp. (b)	306,891
10,700	Nippon Yusen KK (b)	178,267
28,100	Nissan Motor Co., Ltd. (b)	182,648
13,700	NTT Data Corp. (b)	179,885
14,000	NTT DOCOMO, Inc. (b)	335,684
1,400	Obic Co., Ltd. (b)	149,171
20,100	Oji Holdings Corp. (b)	103,942
21,900	Onward Holdings Co., Ltd. (b)	112,315
146,000	Orient Corp. (b)	170,859
300	Oriental Land Co., Ltd. (b)	39,584
17,600	ORIX Corp. (b)	251,186
2,700	Pan Pacific International Holdings Corp. (b)	172,733
19,700	Panasonic Corp. (b)	166,114
15,900	Rakuten, Inc. (b)	162,167
10,400	Recruit Holdings Co., Ltd. (b)	352,170
3,500	Sankyo Co., Ltd. (b)	120,494
7,900	Seven & i Holdings Co., Ltd. (b)	269,611
13,700	Sharp Corp. (b)	171,834
Shares	Description	Value

	Japan (Continued)
6,100	Shimachu Co., Ltd. (b)	$134,612
500	Shin-Etsu Chemical Co., Ltd. (b)	50,908
3,900	Shionogi & Co., Ltd. (b)	215,924
600	Shiseido Co., Ltd. (b)	44,151
4,400	Showa Denko KK (b)	118,040
19,000	Softbank Corp. (b)	256,009
7,300	SoftBank Group Corp. (b)	372,725
4,900	Sony Corp. (b)	278,682
10,700	SUMCO Corp. (b)	140,233
35,700	Sumitomo Chemical Co., Ltd. (b)	162,800
14,000	Sumitomo Electric Industries Ltd. (b)	173,221
10,400	Sumitomo Forestry Co., Ltd. (b)	130,177
4,200	Sumitomo Mitsui Financial Group, Inc. (b)	146,873
3,900	Suntory Beverage & Food Ltd. (b)	154,746
5,700	Taiheiyo Cement Corp. (b)	160,086
11,500	Takeda Pharmaceutical Co., Ltd. (b)	395,783
2,000	Toho Gas Co., Ltd. (b)	76,050
9,300	Tokai Rika Co., Ltd. (b)	152,337
2,300	Tokio Marine Holdings, Inc. (b)	122,086
5,200	Tokuyama Corp. (b)	119,694
1,800	Tokyo Electron Ltd. (b)	304,870
5,000	Tokyo Seimitsu Co., Ltd. (b)	140,208
25,200	Tokyu Fudosan Holdings Corp. (b)	145,784
7,100	Toyo Seikan Group Holdings Ltd. (b)	123,941
14,500	Toyota Motor Corp. (b)	936,892
4,300	Tsumura & Co. (b)	118,492
11,500	Zeon Corp. (b)	132,996
		19,163,474
	New Zealand – 0.7%
16,960	a2 Milk Co., Ltd. (b) (c)	199,282
	Singapore – 3.1%
18,100	DBS Group Holdings Ltd. (b)	345,110
3,700	Oversea-Chinese Banking Corp., Ltd. (b)	30,805
19,200	Singapore Airlines Ltd. (b)	134,423
26,900	Singapore Exchange Ltd. (b)	154,338
700	United Overseas Bank Ltd. (b)	13,337
60,600	Wilmar International Ltd. (b)	175,172
		853,185
	Total Common Stocks	27,466,780
	(Cost $29,799,594)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Hong Kong – 0.2%
3,500	Link REIT (b)	40,720
	(Cost $42,712)

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.1%
	United States – 0.1%
732	iShares Core MSCI Pacific ETF	$40,531
	(Cost $39,794)
	Total Investments – 99.9%	27,548,031
	(Cost $29,882,100) (e)
	Net Other Assets and Liabilities – 0.1%	16,565
	Net Assets – 100.0%	$27,564,596

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $27,378,798 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $953,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,287,816. The net unrealized depreciation was $2,334,069.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 128,702	$ 128,702	$ —	$ —
Other Country Categories*	27,338,078	—	27,338,078	—
Real Estate Investment Trusts*	40,720	—	40,720	—
Exchange-Traded Funds*	40,531	40,531	—	—
Total Investments	$ 27,548,031	$ 169,233	$ 27,378,798	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
JPY	69.6%
AUD	15.1
HKD	10.3
SGD	3.1
NZD	0.7
USD	0.7
CAD	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Sector Allocation	% of Total Investments
Financials	21.1%
Consumer Discretionary	17.0
Industrials	13.8
Information Technology	10.7
Communication Services	8.7
Consumer Staples	8.1
Materials	6.5
Health Care	6.3
Real Estate	3.7
Energy	2.1
Utilities	1.9
Other †	0.1
Total	100.0%

†	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Australia – 5.4%
50,326	AGL Energy Ltd. (b)	$721,235
335,626	AMP Ltd. (b)	408,254
30,883	Aristocrat Leisure Ltd. (b)	642,647
89,166	Australia & New Zealand Banking Group Ltd. (b)	1,694,571
79,824	Bank of Queensland Ltd. (b)	508,453
51,661	BHP Group Ltd. (b)	1,422,261
37,959	Brambles Ltd. (b)	339,540
30,774	Commonwealth Bank of Australia (b)	1,727,086
6,784	CSL Ltd. (b)	1,058,591
1,814	Macquarie Group Ltd. (b)	158,759
88,883	National Australia Bank Ltd. (b)	1,731,067
20,229	Perpetual Ltd. (b)	544,218
150,710	Platinum Asset Management Ltd. (b)	494,248
1,727	Rio Tinto Ltd. (b)	115,584
14,392	Transurban Group (b)	152,533
42,135	Wesfarmers Ltd. (b)	1,128,378
101,871	Westpac Banking Corp. (b)	1,998,701
39,207	Woodside Petroleum Ltd. (b)	924,540
7,597	Woolworths Group Ltd. (b)	185,218
		15,955,884
	Austria – 1.9%
29,679	OMV AG (b)	1,485,048
27,412	Verbund AG (b)	1,529,763
48,213	voestalpine AG (b)	1,272,793
54,274	Wienerberger AG (b)	1,240,603
		5,528,207
	Belgium – 0.5%
19,099	UCB S.A. (b)	1,489,273
	Bermuda – 0.6%
16,800	Jardine Strategic Holdings Ltd. (b)	575,926
3,291,169	Li & Fung Ltd. (b)	458,711
2,232,555	Pacific Basin Shipping Ltd. (b)	458,334
371,709	Shangri-La Asia Ltd. (b)	452,247
		1,945,218
	Canada – 0.2%
1,551	Shopify, Inc., Class A (c)	492,881
	Cayman Islands – 0.9%
75,160	AAC Technologies Holdings, Inc. (b)	403,875
48,080	ASM Pacific Technology Ltd. (b)	561,694
115,176	CK Hutchison Holdings Ltd. (b)	1,076,317
677,048	WH Group Ltd. (b) (d)	659,018
		2,700,904
	Denmark – 3.1%
11,904	Carlsberg A.S., Class B (b)	1,625,965
13,731	DSV A.S. (b)	1,310,540
Shares	Description	Value

	Denmark (Continued)
26,973	GN Store Nord A.S. (b)	$1,279,474
8,420	Novo Nordisk A.S., Class B (b)	404,323
19,295	Orsted A.S. (b) (d)	1,758,837
38,680	Pandora A.S. (b)	1,482,693
42,077	Tryg A.S. (b)	1,284,240
		9,146,072
	Finland – 2.0%
37,769	Metso OYJ (b)	1,451,285
45,479	Neste OYJ (b)	1,505,187
129,167	Stora Enso OYJ, Class R (b)	1,487,540
60,592	UPM-Kymmene OYJ (b)	1,633,258
		6,077,270
	France – 9.2%
147,412	Air France-KLM (c)	1,537,856
16,051	Arkema S.A. (b)	1,444,680
2,499	Christian Dior SE (b)	1,295,700
11,366	Dassault Systemes SE (b)	1,728,957
104,604	Electricite de France S.A. (b)	1,294,913
2,543	Hermes International (b)	1,786,265
4,005	Kering S.A. (b)	2,068,627
10,377	L’Oreal S.A. (b)	2,776,514
9,473	LVMH Moet Hennessy Louis Vuitton SE (b)	3,912,909
69,896	Peugeot S.A. (b)	1,649,754
16,424	Safran S.A. (b)	2,357,845
11,280	Sanofi (b)	939,983
9,256	Sartorius Stedim Biotech (b)	1,475,077
30,976	TOTAL S.A. (b)	1,605,492
17,712	Ubisoft Entertainment S.A. (b) (c)	1,456,895
		27,331,467
	Germany – 7.3%
8,732	adidas AG (b)	2,783,264
131,778	AIXTRON SE (b) (c)	1,470,786
3,205	Allianz SE (b)	743,589
30,708	Covestro AG (b) (d)	1,384,964
69,318	Deutsche Lufthansa AG (b)	1,098,554
37,782	Evonik Industries AG (b)	1,075,149
19,558	HeidelbergCement AG (b)	1,412,429
6,774	MTU Aero Engines AG (b)	1,688,060
46,220	Salzgitter AG (b)	997,744
18,269	SAP SE (b)	2,233,131
7,132	Sartorius AG (Preference Shares) (b)	1,442,665
165,220	Schaeffler AG (Preference Shares) (b)	1,218,233
8,130	Siemens AG (b)	884,815
10,180	Wirecard AG (b)	1,689,986
33,558	Zalando SE (b) (c) (d)	1,535,164
		21,658,533
	Hong Kong – 2.2%
208,650	AIA Group Ltd. (b)	2,139,653

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
319,451	Fosun International Ltd. (b)	$417,605
428,000	Hong Kong & China Gas Co., Ltd. (b)	945,067
12,911	Hong Kong Exchanges & Clearing Ltd. (b)	434,872
1,124,065	Shun Tak Holdings Ltd. (b)	415,033
8,000	Sun Hung Kai Properties Ltd. (b)	128,923
56,228	Swire Pacific Ltd., Class A (b)	640,891
106,000	Vitasoy International Holdings Ltd. (b)	499,008
206,613	Wharf Holdings (The) Ltd. (b)	502,376
77,160	Wheelock & Co., Ltd. (b)	485,555
		6,608,983
	Italy – 3.4%
749,442	A2A S.p.A. (b)	1,310,011
138,316	Eni S.p.A. (b)	2,160,675
114,132	Leonardo S.p.A. (b)	1,389,596
100,939	Mediobanca Banca di Credito Finanziario S.p.A. (b)	1,011,009
36,492	Moncler S.p.A. (b)	1,498,370
269,800	Unipol Gruppo S.p.A. (b)	1,383,986
512,629	UnipolSai Assicurazioni S.p.A. (b)	1,336,437
		10,090,084
	Japan – 24.7%
22,100	Advantest Corp. (b)	851,046
41,000	Aeon Co., Ltd. (b)	709,473
33,600	Aeon Mall Co., Ltd. (b)	515,819
16,100	AGC, Inc. (b)	493,142
19,900	Aisin Seiki Co., Ltd. (b)	646,713
21,400	Aoyama Trading Co., Ltd. (b)	398,524
19,560	Aozora Bank Ltd. (b)	448,267
74,500	Astellas Pharma, Inc. (b)	1,055,807
1,400	Bridgestone Corp. (b)	52,557
31,000	Brother Industries Ltd. (b)	548,869
6,200	Canon, Inc. (b)	168,152
23,200	Capcom Co., Ltd. (b)	484,433
5,400	Central Japan Railway Co. (b)	1,085,469
40,200	Credit Saison Co., Ltd. (b)	488,718
26,500	Dai Nippon Printing Co., Ltd. (b)	555,826
60,400	Dai-ichi Life Holdings, Inc. (b)	887,944
7,000	Daiichi Sankyo Co., Ltd. (b)	425,370
1,600	Daikin Industries Ltd. (b)	198,587
26,800	Daiwa House Industry Co., Ltd. (b)	761,971
138,100	Daiwa Securities Group, Inc. (b)	595,423
18,300	Dentsu, Inc. (b)	604,925
3,900	Disco Corp. (b)	715,755
34,900	DMG Mori Co., Ltd. (b)	505,540
2,300	East Japan Railway Co. (b)	210,853
25,800	FamilyMart UNY Holdings Co., Ltd. (b)	550,824
Shares	Description	Value

	Japan (Continued)
2,800	FANUC Corp. (b)	$497,634
900	Fast Retailing Co., Ltd. (b)	539,842
10,800	Fujitsu Ltd. (b)	842,815
17,530	GungHo Online Entertainment, Inc. (b)	462,529
33,600	Hakuhodo DY Holdings, Inc. (b)	526,968
40,200	Haseko Corp. (b)	435,474
20,800	Hitachi Capital Corp. (b)	425,968
12,600	Hitachi Ltd. (b)	446,731
56,700	Honda Motor Co., Ltd. (b)	1,410,726
11,800	House Foods Group, Inc. (b)	434,028
5,300	Hoya Corp. (b)	406,414
5,000	ITOCHU Corp. (b)	95,204
21,700	Japan Petroleum Exploration Co., Ltd. (b)	472,452
27,800	Japan Steel Works (The) Ltd. (b)	484,046
46,000	Japan Tobacco, Inc. (b)	1,013,552
164,800	JXTG Holdings, Inc. (b)	775,521
42,700	Kajima Corp. (b)	549,160
9,600	Kaken Pharmaceutical Co., Ltd. (b)	465,066
5,300	Kao Corp. (b)	386,798
60,400	KDDI Corp. (b)	1,575,926
2,800	Keyence Corp. (b)	1,606,778
1,000	Komatsu Ltd. (b)	22,360
9,800	Lawson, Inc. (b)	489,721
38,700	LIXIL Group Corp. (b)	669,396
66,800	Mazda Motor Corp. (b)	646,271
109,600	Mitsubishi Chemical Holdings Corp. (b)	778,106
18,600	Mitsubishi Corp. (b)	499,453
5,400	Mitsubishi Electric Corp. (b)	70,528
2,900	Mitsubishi Estate Co., Ltd. (b)	53,380
35,400	Mitsubishi Gas Chemical Co., Inc. (b)	471,084
17,300	Mitsubishi Heavy Industries Ltd. (b)	713,645
13,300	Mitsubishi Materials Corp. (b)	365,825
40,200	Mitsubishi Tanabe Pharma Corp. (b)	453,854
179,800	Mitsubishi UFJ Financial Group, Inc. (b)	888,033
119,500	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	633,256
8,600	Mitsui & Co., Ltd. (b)	139,809
52,800	Mitsui E&S Holdings Co., Ltd. (b) (c)	462,699
2,500	Mitsui Fudosan Co., Ltd. (b)	56,435
27,700	Mitsui OSK Lines Ltd. (b)	679,371
322,600	Mizuho Financial Group, Inc. (b)	457,873
24,900	MS&AD Insurance Group Holdings, Inc. (b)	816,187
17,200	Murata Manufacturing Co., Ltd. (b)	787,608
17,000	NET One Systems Co., Ltd. (b)	448,380
1,500	Nidec Corp. (b)	200,574

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,500	Nintendo Co., Ltd. (b)	$551,839
62,400	Nippon Sheet Glass Co., Ltd. (b)	390,226
69,600	Nippon Suisan Kaisha Ltd. (b)	438,609
26,300	Nippon Telegraph & Telephone Corp. (b)	1,186,948
40,800	Nippon Yusen KK (b)	679,749
107,800	Nissan Motor Co., Ltd. (b)	700,692
52,600	NTT Data Corp. (b)	690,654
53,700	NTT DOCOMO, Inc. (b)	1,287,586
5,300	Obic Co., Ltd. (b)	564,717
76,700	Oji Holdings Corp. (b)	396,635
83,700	Onward Holdings Co., Ltd. (b)	429,259
558,000	Orient Corp. (b)	653,010
900	Oriental Land Co., Ltd. (b)	118,751
67,600	ORIX Corp. (b)	964,783
9,800	Pan Pacific International Holdings Corp. (b)	626,956
75,500	Panasonic Corp. (b)	636,629
59,900	Rakuten, Inc. (b)	610,933
39,000	Recruit Holdings Co., Ltd. (b)	1,320,637
13,300	Sankyo Co., Ltd. (b)	457,878
30,000	Seven & i Holdings Co., Ltd. (b)	1,023,839
52,400	Sharp Corp. (b)	657,232
23,000	Shimachu Co., Ltd. (b)	507,552
2,300	Shin-Etsu Chemical Co., Ltd. (b)	234,177
14,700	Shionogi & Co., Ltd. (b)	813,866
2,800	Shiseido Co., Ltd. (b)	206,037
16,500	Showa Denko KK (b)	442,650
72,200	Softbank Corp. (b)	972,835
28,600	SoftBank Group Corp. (b)	1,460,263
18,600	Sony Corp. (b)	1,057,855
41,100	SUMCO Corp. (b)	538,653
135,800	Sumitomo Chemical Co., Ltd. (b)	619,278
53,600	Sumitomo Electric Industries Ltd. (b)	663,189
39,900	Sumitomo Forestry Co., Ltd. (b)	499,430
16,100	Sumitomo Mitsui Financial Group, Inc. (b)	563,014
14,800	Suntory Beverage & Food Ltd. (b)	587,241
21,500	Taiheiyo Cement Corp. (b)	603,835
44,200	Takeda Pharmaceutical Co., Ltd. (b)	1,521,183
7,600	Toho Gas Co., Ltd. (b)	288,989
36,200	Tokai Rika Co., Ltd. (b)	592,968
8,400	Tokio Marine Holdings, Inc. (b)	445,881
20,000	Tokuyama Corp. (b)	460,362
6,800	Tokyo Electron Ltd. (b)	1,151,733
19,200	Tokyo Seimitsu Co., Ltd. (b)	538,399
96,300	Tokyu Fudosan Holdings Corp. (b)	557,103
26,700	Toyo Seikan Group Holdings Ltd. (b)	466,089
55,200	Toyota Motor Corp. (b)	3,566,650
Shares	Description	Value

	Japan (Continued)
16,200	Tsumura & Co. (b)	$446,410
44,700	Zeon Corp. (b)	516,948
		73,327,639
	Jersey – 0.3%
426,040	Man Group PLC (b)	879,341
	Netherlands – 2.6%
124,288	Fiat Chrysler Automobiles N.V. (b)	1,665,016
82,650	Koninklijke Ahold Delhaize N.V. (b)	1,877,223
18,947	Randstad N.V. (b)	951,023
97,210	TomTom N.V. (b)	1,147,886
8,128	Unilever N.V. (b)	471,129
24,166	Wolters Kluwer N.V. (b)	1,751,680
		7,863,957
	New Zealand – 0.3%
64,779	a2 Milk Co., Ltd. (b) (c)	761,160
	Norway – 2.5%
98,606	DNB ASA (b)	1,764,122
717,916	DNO ASA (b)	1,200,771
86,968	Equinor ASA (b)	1,559,363
66,795	Gjensidige Forsikring ASA (b)	1,297,397
75,631	Telenor ASA (b)	1,532,508
		7,354,161
	Singapore – 1.1%
69,600	DBS Group Holdings Ltd. (b)	1,327,052
14,000	Oversea-Chinese Banking Corp., Ltd. (b)	116,560
73,700	Singapore Airlines Ltd. (b)	515,989
103,000	Singapore Exchange Ltd. (b)	590,961
3,400	United Overseas Bank Ltd. (b)	64,779
231,200	Wilmar International Ltd. (b)	668,313
		3,283,654
	Spain – 1.0%
135,112	Ence Energia y Celulosa S.A. (b)	488,431
271,108	Iberdrola S.A. (b)	2,572,107
		3,060,538
	Sweden – 5.5%
49,302	Atlas Copco AB, Class A (b)	1,505,887
56,866	Atlas Copco AB, Class B (b)	1,551,342
67,780	Axfood AB (b)	1,427,064
100,830	Sandvik AB (b)	1,547,297
183,396	Skandinaviska Enskilda Banken AB, Class A (b)	1,724,299
83,633	SKF AB, Class B (b)	1,371,815
165,167	Svenska Handelsbanken AB, Class A (b)	1,486,160
104,282	Swedbank AB, Class A (b)	1,420,084
31,258	Swedish Match AB (b)	1,192,619
85,100	Volvo AB, Class A (b)	1,269,021

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
123,531	Volvo AB, Class B (b)	$1,835,067
		16,330,655
	Switzerland – 9.8%
26,220	Adecco Group AG (b)	1,430,539
16,376	Dufry AG (b)	1,436,203
33,220	Logitech International S.A. (b)	1,366,161
83,348	Nestle S.A. (b)	8,842,157
33,759	Novartis AG (b)	3,095,661
57,048	Oriflame Holding AG (b)	1,340,395
2,309	Partners Group Holding AG (b)	1,836,326
20,765	Roche Holding AG (b)	5,558,068
4,920	Roche Holding AG (b)	1,319,510
610	SGS S.A. (b)	1,506,375
8,418	Temenos AG (b)	1,481,927
		29,213,322
	United Kingdom – 15.1%
122,092	3i Group PLC (b)	1,645,193
61,903	Ashtead Group PLC (b)	1,702,157
30,520	ASOS PLC (b) (c)	958,401
12,456	AstraZeneca PLC (b)	1,076,122
199,359	Barratt Developments PLC (b)	1,556,442
35,917	Bellway PLC (b)	1,294,650
642,695	BP PLC (b)	4,252,551
21,425	British American Tobacco PLC (b)	763,428
502,097	Cairn Energy PLC (b) (c)	963,728
26,321	Diageo PLC (b)	1,097,591
172,363	Evraz PLC (b)	1,350,082
177,567	GlaxoSmithKline PLC (b)	3,672,251
63,650	Hargreaves Lansdown PLC (b)	1,617,028
58,048	Hikma Pharmaceuticals PLC (b)	1,295,014
283,069	HSBC Holdings PLC (b)	2,266,955
162,119	Inchcape PLC (b)	1,228,189
505,542	Legal & General Group PLC (b)	1,603,225
188,717	Mitchells & Butlers PLC	697,676
66,977	Mondi PLC (b)	1,459,148
195,969	Pagegroup PLC (b)	1,066,226
40,952	Persimmon PLC (b)	999,171
140,707	Royal Dutch Shell PLC, Class A (b)	4,431,637
125,110	Royal Dutch Shell PLC, Class B (b)	3,951,603
156,777	Sage Group (The) PLC (b)	1,367,158
641,326	Spirent Communications PLC	1,232,268
25,068	Unilever PLC (b)	1,508,146
		45,056,040
	Total Common Stocks	296,155,243
	(Cost $309,092,491)
EXCHANGE-TRADED FUNDS (a) – 0.1%
	United States – 0.1%
1,015	iShares Core MSCI EAFE ETF	61,275
5,573	iShares Core MSCI Europe ETF	252,513
Shares	Description	Value

	United States (Continued)
1,749	iShares Core MSCI Pacific ETF	$96,842
	Total Exchange-Traded Funds	410,630
	(Cost $412,090)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.1%
	Hong Kong – 0.1%
11,500	Link REIT (b)	133,795
	(Cost $140,352)
	Total Investments – 99.8%	296,699,668
	(Cost $309,644,933) (e)
	Net Other Assets and Liabilities – 0.2%	714,838
	Net Assets – 100.0%	$297,414,506

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $292,328,357 or 98.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,966,347 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,911,612. The net unrealized depreciation was $12,945,265.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 492,881	$ 492,881	$ —	$ —
France	27,331,467	1,537,856	25,793,611	—
United Kingdom	45,056,040	1,929,944	43,126,096	—
Other Country Categories*	223,274,855	—	223,274,855	—
Exchange-Traded Funds*	410,630	410,630	—	—
Real Estate Investment Trusts*	133,795	—	133,795	—
Total Investments	$ 296,699,668	$ 4,371,311	$ 292,328,357	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	28.0%
JPY	24.7
GBP	15.5
CHF	9.4
SEK	5.9
AUD	5.4
HKD	3.6
DKK	3.1
NOK	2.5
SGD	1.1
USD	0.3
NZD	0.3
CAD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Consumer Discretionary	16.2%
Financials	15.3
Industrials	14.7
Consumer Staples	10.6
Health Care	10.0
Energy	8.5
Information Technology	8.1
Materials	7.5
Communication Services	4.1
Utilities	3.5
Real Estate	1.3
Other †	0.2
Total	100.0%

†	Exchange-traded funds with holdings representing multiple sectors.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Austria – 2.9%
8,010	OMV AG (b)	$400,797
7,399	Verbund AG (b)	412,911
13,014	voestalpine AG (b)	343,561
14,648	Wienerberger AG (b)	334,826
		1,492,095
	Belgium – 0.8%
5,156	UCB S.A. (b)	402,047
	Denmark – 4.7%
3,213	Carlsberg A.S., Class B (b)	438,863
3,666	DSV A.S. (b)	349,897
7,281	GN Store Nord A.S. (b)	345,377
2,274	Novo Nordisk A.S., Class B (b)	109,196
5,208	Orsted A.S. (b) (c)	474,736
10,439	Pandora A.S. (b)	400,151
11,356	Tryg A.S. (b)	346,598
		2,464,818
	Finland – 3.2%
10,195	Metso OYJ (b)	391,746
12,275	Neste OYJ (b)	406,257
34,863	Stora Enso OYJ, Class R (b)	401,497
16,353	UPM-Kymmene OYJ (b)	440,795
		1,640,295
	France – 14.2%
39,790	Air France-KLM (d)	415,104
4,332	Arkema S.A. (b)	389,904
675	Christian Dior SE (b)	349,979
3,068	Dassault Systemes SE (b)	466,694
28,234	Electricite de France S.A. (b)	349,514
687	Hermes International (b)	482,566
1,080	Kering S.A. (b)	557,832
2,800	L’Oreal S.A. (b)	749,180
2,558	LVMH Moet Hennessy Louis Vuitton SE (b)	1,056,605
18,865	Peugeot S.A. (b)	445,270
4,433	Safran S.A. (b)	636,406
3,044	Sanofi (b)	253,662
2,498	Sartorius Stedim Biotech (b)	398,092
8,361	TOTAL S.A. (b)	433,352
4,781	Ubisoft Entertainment S.A. (b) (d)	393,260
		7,377,420
	Germany – 11.3%
2,358	adidas AG (b)	751,596
35,570	AIXTRON SE (b) (d)	397,000
865	Allianz SE (b)	200,688
8,290	Covestro AG (b) (c)	373,888
18,711	Deutsche Lufthansa AG (b)	296,533
10,197	Evonik Industries AG (b)	290,172
5,280	HeidelbergCement AG (b)	381,308
1,827	MTU Aero Engines AG (b)	455,283
12,476	Salzgitter AG (b)	269,318
Shares	Description	Value

	Germany (Continued)
4,931	SAP SE (b)	$602,746
1,926	Sartorius AG (Preference Shares) (b)	389,592
44,596	Schaeffler AG (Preference Shares) (b)	328,824
2,194	Siemens AG (b)	238,780
2,747	Wirecard AG (b)	456,031
9,059	Zalando SE (b) (c) (d)	414,418
		5,846,177
	Italy – 5.2%
202,284	A2A S.p.A. (b)	353,589
37,334	Eni S.p.A. (b)	583,206
30,807	Leonardo S.p.A. (b)	375,086
27,243	Mediobanca Banca di Credito Finanziario S.p.A. (b)	272,867
9,850	Moncler S.p.A. (b)	404,443
72,823	Unipol Gruppo S.p.A. (b)	373,558
138,365	UnipolSai Assicurazioni S.p.A. (b)	360,721
		2,723,470
	Jersey – 0.4%
114,977	Man Group PLC (b)	237,311
	Netherlands – 4.1%
33,547	Fiat Chrysler Automobiles N.V. (b)	449,410
22,308	Koninklijke Ahold Delhaize N.V. (b)	506,680
5,114	Randstad N.V. (b)	256,692
26,238	TomTom N.V. (b)	309,826
2,193	Unilever N.V. (b)	127,114
6,524	Wolters Kluwer N.V. (b)	472,894
		2,122,616
	Norway – 3.8%
26,615	DNB ASA (b)	476,158
193,770	DNO ASA (b)	324,096
23,474	Equinor ASA (b)	420,896
18,027	Gjensidige Forsikring ASA (b)	350,149
20,414	Telenor ASA (b)	413,648
		1,984,947
	Spain – 1.6%
36,469	Ence Energia y Celulosa S.A. (b)	131,836
73,177	Iberdrola S.A. (b)	694,258
		826,094
	Sweden – 8.5%
13,307	Atlas Copco AB, Class A (b)	406,451
15,346	Atlas Copco AB, Class B (b)	418,649
18,293	Axfood AB (b)	385,147
27,213	Sandvik AB (b)	417,600
49,498	Skandinaviska Enskilda Banken AB, Class A (b)	465,383
22,573	SKF AB, Class B (b)	370,260

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
44,578	Svenska Handelsbanken AB, Class A (b)	$401,109
28,146	Swedbank AB, Class A (b)	383,285
8,435	Swedish Match AB (b)	321,829
22,967	Volvo AB, Class A (b)	342,487
33,342	Volvo AB, Class B (b)	495,299
		4,407,499
	Switzerland – 15.2%
7,077	Adecco Group AG (b)	386,114
4,419	Dufry AG (b)	387,554
8,966	Logitech International S.A. (b)	368,724
22,497	Nestle S.A. (b)	2,386,644
9,114	Novartis AG (b)	835,743
15,397	Oriflame Holding AG (b)	361,767
623	Partners Group Holding AG (b)	495,466
5,605	Roche Holding AG (b)	1,500,263
1,328	Roche Holding AG (b)	356,161
166	SGS S.A. (b)	409,931
2,273	Temenos AG (b)	400,145
		7,888,512
	United Kingdom – 23.4%
32,950	3i Group PLC (b)	444,002
16,708	Ashtead Group PLC (b)	459,423
8,235	ASOS PLC (b) (d)	258,599
3,360	AstraZeneca PLC (b)	290,283
53,801	Barratt Developments PLC (b)	420,037
9,693	Bellway PLC (b)	349,390
173,446	BP PLC (b)	1,147,649
5,782	British American Tobacco PLC (b)	206,027
135,503	Cairn Energy PLC (b) (d)	260,085
7,102	Diageo PLC (b)	296,155
46,517	Evraz PLC (b)	364,358
47,921	GlaxoSmithKline PLC (b)	991,051
17,178	Hargreaves Lansdown PLC (b)	436,407
15,668	Hikma Pharmaceuticals PLC (b)	349,543
76,392	HSBC Holdings PLC (b)	611,785
43,751	Inchcape PLC (b)	331,451
136,432	Legal & General Group PLC (b)	432,667
50,931	Mitchells & Butlers PLC	188,289
18,076	Mondi PLC (b)	393,800
52,886	Pagegroup PLC (b)	287,741
11,052	Persimmon PLC (b)	269,653
37,972	Royal Dutch Shell PLC, Class A (b)	1,195,947
33,763	Royal Dutch Shell PLC, Class B (b)	1,066,405
42,309	Sage Group (The) PLC (b)	368,951
173,079	Spirent Communications PLC	332,561
6,764	Unilever PLC (b)	406,937
		12,159,196
	Total Common Stocks	51,572,497
	(Cost $53,287,623)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.1%
	United States – 0.1%
693	iShares Core MSCI Europe ETF	$31,400
	(Cost $30,984)
	Total Investments – 99.4%	51,603,897
	(Cost $53,318,607) (e)
	Net Other Assets and Liabilities – 0.6%	313,268
	Net Assets – 100.0%	$51,917,165

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $50,636,543 or 97.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,146,074 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,860,784. The net unrealized depreciation was $1,714,710.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 7,377,420	$ 415,104	$ 6,962,316	$ —
United Kingdom	12,159,196	520,850	11,638,346	—
Other Country Categories*	32,035,881	—	32,035,881	—
Exchange-Traded Funds*	31,400	31,400	—	—
Total Investments	$ 51,603,897	$ 967,354	$ 50,636,543	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	43.5%
GBP	24.0
CHF	14.6
SEK	9.2
DKK	4.8
NOK	3.8
USD	0.1
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Consumer Discretionary	15.8%
Industrials	15.3
Financials	12.2
Energy	12.1
Health Care	12.0
Consumer Staples	12.0
Materials	8.0
Information Technology	6.6
Utilities	4.4
Communication Services	1.5
Other †	0.1
Total	100.0%

†	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Bermuda – 2.9%
555,050	Alibaba Health Information Technology Ltd. (b) (c)	$498,643
1,078,756	China Oriental Group Co., Ltd. (b)	478,878
457,678	Hopson Development Holdings Ltd. (b)	473,744
992,764	Nine Dragons Paper Holdings Ltd. (b)	803,565
2,215,000	Sihuan Pharmaceutical Holdings Group Ltd. (b)	453,769
		2,708,599
	Brazil – 11.0%
121,262	Banco Bradesco S.A. (Preference Shares)	1,096,215
66,509	Banco do Brasil S.A.	857,776
113,172	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	697,178
48,093	Banco Santander Brasil S.A.	539,988
77,096	Centrais Eletricas Brasileiras S.A.	795,737
52,700	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	546,837
23,398	Cia Brasileira de Distribuicao (Preference Shares)	573,554
44,691	Cia de Saneamento Basico do Estado de Sao Paulo	625,335
38,309	Cia Paranaense de Energia, Class B (Preference Shares)	493,374
35,155	Itau Unibanco Holding S.A. (Preference Shares)	320,751
140,310	JBS S.A.	915,461
10,265	Magazine Luiza S.A.	709,339
262,285	Metalurgica Gerdau S.A. (Preference Shares)	457,032
113,546	Petro Rio S.A. (c)	523,644
79,783	Petrobras Distribuidora S.A.	556,088
6,231	Petroleo Brasileiro S.A. (Preference Shares)	42,581
29,374	TOTVS S.A.	373,299
18,593	Vale S.A.	242,671
		10,366,860
	Cayman Islands – 14.7%
21,796	Alibaba Group Holding Ltd., ADR (c)	3,773,105
1,509	Baidu, Inc., ADR (c)	168,555
11,337	Baozun, Inc., ADR (c)	562,429
1,675,244	Bosideng International Holdings Ltd. (b)	577,935
1,189,470	Dongyue Group Ltd. (b)	640,397
17,090	Huazhu Group Ltd., ADR	559,868
19,049	TAL Education Group, ADR (c)	613,378
Shares	Description	Value

	Cayman Islands (Continued)
114,850	Tencent Holdings Ltd. (b)	$5,351,203
77,664	Vipshop Holdings Ltd., ADR (c)	590,246
99,945	Yihai International Holding Ltd. (b)	530,328
988,197	Yuzhou Properties Co., Ltd. (b)	464,264
		13,831,708
	Chile – 0.5%
36,145	Cia Cervecerias Unidas S.A.	506,738
	China – 7.4%
296,000	Bank of China Ltd., Class H (b)	120,202
722,460	Bank of Communications Co., Ltd., Class H (b)	525,625
647,784	China Communications Services Corp., Ltd., Class H (b)	450,994
1,711,708	China Construction Bank Corp., Class H (b)	1,314,131
1,097,460	China Everbright Bank Co., Ltd., Class H (b)	493,546
278,237	Guangzhou R&F Properties Co., Ltd., Class H (b)	503,412
385,164	Hisense Home Appliances Group Co., Ltd., Class H (b)	422,494
699,187	Industrial & Commercial Bank of China Ltd., Class H (b)	469,537
82,000	Ping An Insurance Group Co. of China Ltd., Class H (b)	966,437
891,000	Postal Savings Bank of China Co., Ltd., Class H (b) (d)	518,160
447,488	Weichai Power Co., Ltd., Class H (b)	687,224
743,708	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	519,218
		6,990,980
	Colombia – 1.2%
45,817	Bancolombia S.A. (Preference Shares)	576,181
649,169	Ecopetrol S.A.	581,712
		1,157,893
	Hong Kong – 3.4%
59,304	China Mobile Ltd. (b)	504,344
4,438,071	China South City Holdings Ltd. (b)	609,106
622,000	CNOOC Ltd. (b)	1,025,532
1,197,796	Sino-Ocean Group Holding Ltd. (b)	481,933
358,799	Sinotruk Hong Kong Ltd. (b)	526,130
		3,147,045
	India – 5.7%
74,110	Axis Bank Ltd. (b)	723,274
62,823	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (b)	191,761

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
13,135	Hindustan Unilever Ltd. (b)	$329,104
14,739	Housing Development Finance Corp., Ltd. (b)	453,139
20,035	Infosys Ltd. (b)	228,659
363,277	Power Finance Corp., Ltd. (b) (c)	577,221
26,457	Reliance Industries Ltd. (b)	446,004
30,321	Tata Consultancy Services Ltd. (b)	970,516
51,915	Tech Mahindra Ltd. (b)	478,325
57,094	UPL Ltd. (b)	492,304
130,794	Wipro Ltd. (b)	502,583
		5,392,890
	Indonesia – 5.1%
5,410,881	Adaro Energy Tbk PT (b)	486,592
215,420	Bank Central Asia Tbk PT (b)	472,929
1,177,670	Bank Mandiri Persero Tbk PT (b)	662,551
6,888,854	Bank Pan Indonesia Tbk PT (b) (c)	705,038
9,474,966	Bank Permata Tbk PT (b) (c)	637,581
2,581,689	Bank Rakyat Indonesia Persero Tbk PT (b)	818,080
5,357,219	Media Nusantara Citra Tbk PT (b)	522,858
524,221	Pabrik Kertas Tjiwi Kimia Tbk PT (b)	445,459
		4,751,088
	Israel – 1.5%
3,665	Israel (The) Corp., Ltd. (b) (c)	892,054
3,356	Nice, Ltd. (b) (c)	511,787
		1,403,841
	Malaysia – 2.0%
468,200	AMMB Holdings Bhd (b)	478,921
91,500	British American Tobacco Malaysia Bhd (b)	499,719
82,100	Heineken Malaysia Bhd (b)	452,158
1,288,600	My EG Services Bhd (b)	480,154
		1,910,952
	Mexico – 1.0%
534,039	Alfa S.A.B. de C.V., Class A	462,595
342,844	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	487,509
		950,104
	Philippines – 1.2%
182,040	International Container Terminal Services, Inc.	482,936
197,290	San Miguel Corp. (b)	688,728
		1,171,664
Shares	Description	Value

	Poland – 1.9%
50,153	Asseco Poland S.A.	$709,733
22,389	Grupa Lotos S.A. (b)	502,908
54,758	Jastrzebska Spolka Weglowa S.A. (b) (c)	549,978
		1,762,619
	Russia – 7.1%
358,876	Gazprom PJSC (b)	1,330,149
107,433	Gazprom PJSC, ADR (b)	785,272
7,657,596	Inter RAO UES PJSC (b)	536,992
15,096	LUKOIL PJSC (b)	1,234,817
697,412	Magnitogorsk Iron & Steel Works PJSC (b)	468,241
327,128	Raspadskaya OJSC (b) (c)	694,042
64,521	Sberbank of Russia PJSC (b)	235,415
1,871,579	Surgutneftegas PJSC (b)	794,818
1,208,238	Surgutneftegas PJSC (Preference Shares) (b)	592,203
		6,671,949
	South Africa – 3.5%
6,162	Capitec Bank Holdings Ltd.	506,922
203,479	DataTec Ltd.	478,065
7,776	Naspers Ltd., Class N (b)	1,895,480
76,126	Telkom S.A. SOC Ltd. (b)	454,549
		3,335,016
	South Korea – 14.4%
30,109	Cheil Worldwide, Inc.	687,130
21,636	Daesang Corp. (b)	434,721
9,830	DB Insurance Co., Ltd. (b)	465,215
103,957	Doosan Infracore Co., Ltd. (b) (c)	540,973
10,983	Fila Korea Ltd. (b)	621,475
7,274	Hyosung Corp. (b)	499,852
42,355	Hyundai Greenfood Co., Ltd. (b)	442,490
19,130	Hyundai Marine & Fire Insurance Co., Ltd. (b)	451,097
5,353	Kakao Corp. (b)	570,238
63,290	Korean Reinsurance Co. (b)	426,653
38,539	KT Corp., ADR	454,760
16,076	LG Electronics, Inc. (Preference Shares) (b)	373,843
109,479	Meritz Securities Co., Ltd. (b)	465,411
98,756	Samsung Electronics Co., Ltd. (b)	3,740,355
30,169	Samsung Electronics Co., Ltd. (Preference Shares) (b)	933,031
15,481	Shinhan Financial Group Co., Ltd. (b)	567,048
1,915	Shinsegae, Inc. (b)	407,319
22,420	SK Hynix, Inc. (b)	1,435,197
		13,516,808

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 11.4%
22,026	Hon Hai Precision Industry Co., Ltd. (b)	$55,214
126,786	Novatek Microelectronics Corp. (b)	669,565
75,051	Realtek Semiconductor Corp. (b)	498,438
455,824	Ruentex Development Co., Ltd. (b)	604,542
315,645	Shanghai Commercial & Savings Bank Ltd. (The) (b)	520,001
1,424,129	Shinkong Synthetic Fibers Corp. (b)	603,863
60,479	Simplo Technology Co., Ltd. (b)	469,976
1,172,129	Taiwan Business Bank (b)	502,883
884,930	Taiwan Cooperative Financial Holding Co., Ltd. (b)	595,431
359,904	Taiwan High Speed Rail Corp. (b)	479,702
422,136	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	3,471,246
719,703	Taiwan Styrene Monomer (b)	564,169
123,335	Walsin Technology Corp. (b)	686,260
51,134	Yageo Corp. (b)	429,373
998,403	Yuanta Financial Holding Co., Ltd. (b)	559,373
		10,710,036
	Turkey – 2.5%
470,890	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	625,473
106,918	TAV Havalimanlari Holding A.S. (b)	480,518
1,020,931	Trakya Cam Sanayii A.S. (b)	505,771
828,696	Turkiye Sise ve Cam Fabrikalari A.S. (b)	731,358
		2,343,120
	United States – 0.4%
2,510	KLA Corp.	342,163
	Total Investments – 98.8%	92,972,073
	(Cost $93,293,671) (e)
	Net Other Assets and Liabilities – 1.2%	1,086,815
	Net Assets – 100.0%	$94,058,888

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $70,061,188 or 74.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,584,060 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,905,658. The net unrealized depreciation was $321,598.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 10,366,860	$ 10,366,860	$ —	$ —
Cayman Islands	13,831,708	6,267,581	7,564,127	—
Chile	506,738	506,738	—	—
Colombia	1,157,893	1,157,893	—	—
Mexico	950,104	950,104	—	—
Philippines	1,171,664	482,936	688,728	—
Poland	1,762,619	709,733	1,052,886	—
South Africa	3,335,016	984,987	2,350,029	—
South Korea	13,516,808	1,141,890	12,374,918	—
United States	342,163	342,163	—	—
Other Country Categories*	46,030,500	—	46,030,500	—
Total Investments	$ 92,972,073	$ 22,910,885	$ 70,061,188	$—

*	See Portfolio of Investments for country breakout.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	22.0%
KRW	14.1
TWD	11.5
BRL	11.2
USD	8.4
RUB	6.3
INR	5.8
IDR	5.1
ZAR	3.6
TRY	2.5
MYR	2.1
PLN	1.9
ILS	1.5
PHP	1.3
COP	1.2
MXN	1.0
CLP	0.5
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Financials	21.3%
Information Technology	18.8
Consumer Discretionary	12.5
Communication Services	9.4
Energy	9.0
Materials	8.8
Industrials	7.6
Consumer Staples	5.0
Real Estate	3.4
Utilities	3.2
Health Care	1.0
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.